UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06310

Legg Mason Partners Variable Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: June 30, 2017

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	June 30, 2017

WESTERN ASSET

CORE PLUS VIT PORTFOLIO

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Portfolio objective

The Portfolio seeks to maximize total return, consistent with prudent investment management and liquidity needs, by investing to obtain a dollar-weighted average effective duration that is normally within 30% of the average duration of the domestic bond market as a whole.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Core Plus VIT Portfolio for the six-month reporting period ended June 30, 2017. Please read on for Portfolio performance information and a detailed look at prevailing economic and market conditions during the Portfolio’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Market insights and commentaries from our portfolio managers and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 28, 2017

II	Western Asset Core Plus VIT Portfolio

Investment commentary

Economic review

The pace of U.S. economic activity fluctuated during the six months ended June 30, 2017 (the “reporting period”). Looking back, the U.S. Department of Commerce reported that fourth quarter 2016 U.S. gross domestic product (“GDP”)i growth was a revised 1.8%. GDP growth then decelerated to revised 1.2% during the first quarter of 2017. Finally, the U.S. Department of Commerce’s initial estimate for second quarter 2017 GDP growth — released after the reporting period ended — was 2.6%. The acceleration in growth reflected a smaller decrease in private inventory investment, an acceleration in personal consumption expenditures and an upturn in federal government spending.

Job growth in the U.S. was solid overall and a tailwind for the economy during the reporting period. When the reporting period ended on June 30, 2017, the unemployment rate was 4.4%, as reported by the U.S. Department of Labor. The percentage of longer-term unemployed moderately declined over the period. In June 2017, 24.3% of Americans looking for a job had been out of work for more than six months, versus 24.4% when the period began.

Western Asset Core Plus VIT Portfolio	III

Investment commentary (cont’d)

Market review

Q. How did the Federal Reserve Board (the “Fed”)ii respond to the economic environment?

A. Looking back, after an extended period of maintaining the federal funds rateiii at a historically low range between zero and 0.25%, the Fed increased the rate at its meeting on December 16, 2015. This marked the first rate hike since 2006. In particular, the U.S. central bank raised the federal funds rate to a range between 0.25% and 0.50%. The Fed then kept rates on hold at each meeting prior to its meeting in mid-December 2016. On December 14, 2016, the Fed raised rates to a range between 0.50% and 0.75%.

After holding rates steady at its meeting that concluded on February 1, 2017, the Fed raised rates to a range between 0.75% and 1.00% at its meeting that ended on March 15, 2017. Finally, at its meeting that concluded on June 14, 2017, the Fed raised rates to a range between 1.00% and 1.25%. The Fed also said that it planned to reduce its balance sheet, saying, “The Committee is maintaining its existing policy of reinvesting principal payments from its holdings of agency debt and agency mortgage-backed securities in agency mortgage-backed securities and of rolling over maturing Treasury securities at auction. The Committee currently expects to begin implementing a balance sheet normalization program this year, provided that the economy evolves broadly as anticipated.”

Q. Did Treasury yields trend higher or lower during the reporting period?

A. Treasury yields moved sharply higher after the November 2016 U.S. presidential elections given expectations for improving growth and higher inflation. While they subsequently fell from their peak in mid-March 2017, all told short-term Treasury yields moved higher during the six months ended June 30, 2017. In contrast, long-term Treasury yields edged lower over the reporting period as a whole. Two-year Treasury yields began the reporting period at 1.20% and ended the period at 1.38%. Their low for the period of 1.12% occurred on February 24, 2017, and their peak of 1.40% took place on March 13 and March 14, 2017. Ten-year Treasury yields began the reporting period at 2.45% and ended the period at 2.31%. Their low of 2.14% occurred on both June 6 and June 26, 2017, and their peak of 2.62% occurred on March 13, 2017.

Q. What factors impacted the spread sectors (non-Treasuries) during the reporting period?

A. The spread sectors posted mixed results during the reporting period. Performance fluctuated with investor sentiment given signs of generally modest global growth, questions regarding future Fed monetary policy, the aforementioned U.S. elections and several geopolitical issues. The broad U.S. bond market, as measured by the Bloomberg Barclays U.S. Aggregate Indexiv, returned 2.27% during the six months ended June 30, 2017. Within the U.S. bond market, lower rated corporate bonds generated the best returns during the reporting period.

Q. How did the high-yield bond market perform over the reporting period?

A. The U.S. high-yield bond market, as measured by the Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Cap Indexv, gained 4.92% for the six months ended June 30, 2017. The high-yield market began the reporting period on a positive

IV	Western Asset Core Plus VIT Portfolio

note, as it rallied sharply over the first two months of the period. This was driven by robust demand from investors looking to generate incremental yield in the low interest rate environment. After moving slightly lower in March 2017 given falling oil prices and overall weak demand, the high-yield market again rallied from April through June 2017.

Q. How did the emerging market debt asset class perform over the reporting period?

A. The JPMorgan Emerging Markets Bond Index Globalvi returned 6.20% during the six months ended June 30, 2017. The asset class posted positive results during the first five months of the reporting period. This was triggered by overall strong investor demand, less concern over a significant shift in U.S. trade policy and a weakening U.S. dollar. The asset class then modestly declined in June 2017.

Performance review

For the six months ended June 30, 2017, Class I shares of Western Asset Core Plus VIT Portfolio1 returned 3.71%. The Portfolio’s unmanaged benchmark, the Bloomberg Barclays U.S. Aggregate Index, returned 2.27%, for the same period. The Lipper Variable Core Plus Bond Funds Category Average2 returned 3.11% over the same time frame.

Performance Snapshot as of June 30, 2017 (unaudited)
6 months
Western Asset Core Plus VIT Portfolio[1]:
Class I	3.71%
Class II	3.54%
Bloomberg Barclays U.S. Aggregate Index	2.27%
Lipper Variable Core Plus Bond Funds Category Average	3.11%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Portfolio expenses. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Portfolio performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended June 30, 2017 for Class I and Class II shares were 2.86% and 2.54%, respectively. Absent fee waivers and/or expense reimbursements, the 30-Day SEC Yield for Class I

[1]

The Portfolio is an underlying investment option of various variable annuity and variable life insurance products. The Portfolio’s performance returns do not reflect the deduction of expenses imposed in connection with investing in variable annuity or variable life insurance contracts, such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the performance of the Portfolio. Past performance is no guarantee of future results.

[2]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2017, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 44 funds in the Portfolio’s Lipper category.

Western Asset Core Plus VIT Portfolio	V

Investment commentary (cont’d)

shares would have been 2.79%. The 30-Day

SEC Yield, calculated pursuant to the standard SEC formula, is based on a Portfolio’s investments over an annualized trailing 30-day period, and not on the distributions paid by the Portfolio, which may differ.

Total Annual Operating Expenses (unaudited)

As of the Portfolio’s current prospectus dated May 1, 2017, the gross total annual fund operating expense ratios for Class I and Class II shares were 0.51% and 0.77%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Portfolio expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 0.54% for Class I shares and 0.79% for Class II shares. These expense limitation arrangements cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Portfolio, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 28, 2017

RISKS: Investments in fixed income securities involve a variety of risks, including interest rate, credit, inflation and reinvestment risks. As interest rates rise, bond prices fall, reducing the value of the Portfolio’s share price. High-yield bonds, commonly known as “junk” bonds, are rated below investment grade and carry more risk than higher-rated securities. Asset-backed, mortgaged-backed or mortgage-related securities are subject to prepayment and extension risks. Foreign investments are subject to special risks including currency fluctuations, and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. The Portfolio may use derivatives, such as options, futures, and swaps, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Portfolio performance. The use of leverage may increase volatility and possibility of loss. Please see the Portfolio’s prospectus for a more complete discussion of these and other risks and the Portfolio’s investment strategies.

VI	Western Asset Core Plus VIT Portfolio

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Federal Reserve Board (the “Fed”) is responsible for the formulation of U.S. policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iv

The Bloomberg Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

[v]

The Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Bloomberg Barclays U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.

vi

The JPMorgan Emerging Markets Bond Index Global (“EMBI Global”) tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds and local market instruments.

Western Asset Core Plus VIT Portfolio	VII

Portfolio at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Portfolio’s investments as of June 30, 2017 and December 31, 2016 and does not include derivatives such as swap contracts, forward foreign currency contracts, futures contracts and written options. The Portfolio is actively managed. As a result, the composition of the Portfolio’s investments is subject to change at any time.
*	Represents less than 0.1%.

Western Asset Core Plus VIT Portfolio 2017 Semi-Annual Report	1

Portfolio expenses (unaudited)

Example

As a shareholder of the Portfolio, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2017 and held for the six months ended June 30, 2017.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare the 5.00% hypothetical example relating to the Portfolio with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class I	3.71%	$1,000.00	$1,037.10	0.54%	$2.73	Class I	5.00%	$1,000.00	$1,022.12	0.54%	$2.71
Class II	3.54	1,000.00	1,035.40	0.74	3.73	Class II	5.00	1,000.00	1,021.12	0.74	3.71

2	Western Asset Core Plus VIT Portfolio 2017 Semi-Annual Report

[1]	For the six months ended June 30, 2017.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Total return does not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

Western Asset Core Plus VIT Portfolio 2017 Semi-Annual Report	3

Spread duration (unaudited)

Economic exposure — June 30, 2017

Spread duration measures the sensitivity to changes in spreads. The spread over Treasuries is the annual risk-premium demanded by investors to hold non-Treasury securities. Spread duration is quantified as the % change in price resulting from a 100 basis points change in spreads. For a security with positive spread duration, an increase in spreads would result in a price decline and a decline in spreads would result in a price increase. This chart highlights the market sector exposure of the Portfolio’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

Benchmark	— Bloomberg Barclays U.S. Aggregate Index
ABS	— Asset-Backed Securities
EM	— Emerging Markets
HY	— High Yield
IG Credit	— Investment Grade Credit
MBS	— Mortgage-Backed Securities
WA Core Plus VIT	— Western Asset Core Plus VIT Portfolio

4	Western Asset Core Plus VIT Portfolio 2017 Semi-Annual Report

Effective duration (unaudited)

Interest rate exposure — June 30, 2017

Effective duration measures the sensitivity to changes in relevant interest rates. Effective duration is quantified as the % change in price resulting from a 100 basis points change in interest rates. For a security with positive effective duration, an increase in interest rates would result in a price decline and a decline in interest rates would result in a price increase. This chart highlights the interest rate exposure of the Portfolio’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

Benchmark	— Bloomberg Barclays U.S. Aggregate Index
ABS	— Asset-Backed Securities
EM	— Emerging Markets
HY	— High Yield
IG Credit	— Investment Grade Credit
MBS	— Mortgage-Backed Securities
WA Core Plus VIT	— Western Asset Core Plus VIT Portfolio

Western Asset Core Plus VIT Portfolio 2017 Semi-Annual Report	5

Schedule of investments (unaudited)

June 30, 2017

Western Asset Core Plus VIT Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 27.8%
Consumer Discretionary — 3.0%
Auto Components — 0.2%
American Axle & Manufacturing Inc., Senior Notes	6.625%	10/15/22	40,000	$41,200
Goodyear Tire & Rubber Co., Senior Notes	5.000%	5/31/26	120,000	124,500
ZF North America Capital Inc., Senior Notes	4.750%	4/29/25	160,000	169,400	(a)
Total Auto Components				335,100
Automobiles — 0.8%
Fiat Chrysler Automobiles NV, Senior Notes	5.250%	4/15/23	40,000	40,850
Ford Motor Co., Senior Notes	4.750%	1/15/43	80,000	77,502
Ford Motor Credit Co., LLC, Senior Notes	3.200%	1/15/21	200,000	203,168
General Motors Co., Senior Notes	5.200%	4/1/45	260,000	256,011
General Motors Financial Co. Inc., Senior Notes	4.375%	9/25/21	990,000	1,044,532
Total Automobiles				1,622,063
Hotels, Restaurants & Leisure — 0.7%
1011778 BC ULC/New Red Finance Inc., Secured Notes	6.000%	4/1/22	160,000	166,200	(a)
Bossier Casino Venture Holdco Inc., Senior Secured Bonds (14.000% PIK)	14.000%	2/9/18	402,320	402,320	(a)(b)(c)(d)
GLP Capital LP/GLP Financing II Inc., Senior Notes	5.375%	11/1/23	130,000	141,862
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Senior Notes	4.875%	4/1/27	130,000	136,338	(a)
McDonald’s Corp., Senior Notes	3.700%	1/30/26	230,000	238,619
NCL Corp. Ltd., Senior Notes	4.750%	12/15/21	160,000	166,478	(a)
Scientific Games International Inc., Senior Secured Notes	7.000%	1/1/22	100,000	106,750	(a)
Total Hotels, Restaurants & Leisure				1,358,567
Household Durables — 0.1%
Lennar Corp., Senior Notes	4.500%	4/30/24	50,000	51,805
Newell Brands Inc., Senior Notes	3.150%	4/1/21	30,000	30,723
Newell Brands Inc., Senior Notes	3.850%	4/1/23	70,000	73,588
Newell Brands Inc., Senior Notes	4.200%	4/1/26	60,000	63,776
Total Household Durables				219,892
Internet & Direct Marketing Retail — 0.2%
Amazon.com Inc., Senior Notes	4.950%	12/5/44	120,000	141,978
Netflix Inc., Senior Bonds	5.875%	2/15/25	160,000	177,600
Total Internet & Direct Marketing Retail				319,578
Media — 1.0%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.375%	5/1/25	70,000	74,725	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	170,000	174,250	(a)
Comcast Corp., Senior Notes	3.375%	8/15/25	30,000	30,809

See Notes to Financial Statements.

6	Western Asset Core Plus VIT Portfolio 2017 Semi-Annual Report

Western Asset Core Plus VIT Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Media — continued
Comcast Corp., Senior Notes	6.400%	3/1/40	120,000	$161,215
DISH DBS Corp., Senior Notes	7.875%	9/1/19	70,000	77,350
DISH DBS Corp., Senior Notes	6.750%	6/1/21	120,000	133,500
Myriad International Holdings BV, Senior Notes	4.850%	7/6/27	290,000	292,175	(a)(e)
SFR Group SA, Senior Secured Bonds	6.000%	5/15/22	300,000	314,250	(a)
Time Warner Cable LLC, Debentures	7.300%	7/1/38	10,000	12,820
Time Warner Cable LLC, Senior Bonds	6.550%	5/1/37	200,000	239,530
Time Warner Cable LLC, Senior Notes	5.875%	11/15/40	90,000	100,645
Time Warner Inc., Senior Notes	4.750%	3/29/21	20,000	21,557
Time Warner Inc., Senior Notes	6.250%	3/29/41	60,000	73,547
Univision Communications Inc., Senior Secured Notes	5.125%	2/15/25	100,000	99,375	(a)
Viacom Inc., Senior Notes	4.250%	9/1/23	40,000	41,811
Total Media				1,847,559
Multiline Retail — 0.0%
Dollar Tree Inc., Senior Notes	5.750%	3/1/23	40,000	42,412
Total Consumer Discretionary				5,745,171
Consumer Staples — 2.0%
Beverages — 0.8%
Anheuser-Busch InBev Finance Inc., Senior Notes	2.650%	2/1/21	150,000	152,137
Anheuser-Busch InBev Finance Inc., Senior Notes	3.300%	2/1/23	120,000	123,720
Anheuser-Busch InBev Finance Inc., Senior Notes	3.650%	2/1/26	340,000	350,919
Anheuser-Busch InBev Finance Inc., Senior Notes	4.900%	2/1/46	310,000	351,278
Anheuser-Busch InBev Worldwide Inc., Senior Notes	2.500%	7/15/22	160,000	159,962
Constellation Brands Inc., Senior Notes	4.750%	11/15/24	90,000	98,255
Cott Holdings Inc., Senior Notes	5.500%	4/1/25	60,000	61,350	(a)
Pernod-Ricard SA, Senior Notes	5.500%	1/15/42	150,000	177,415	(a)
Total Beverages				1,475,036
Food & Staples Retailing — 0.3%
CVS Health Corp., Senior Notes	2.750%	12/1/22	60,000	60,147
CVS Health Corp., Senior Notes	3.875%	7/20/25	160,000	166,639
CVS Health Corp., Senior Notes	5.125%	7/20/45	170,000	195,647
Walgreens Boots Alliance Inc., Senior Notes	3.450%	6/1/26	80,000	79,983
Total Food & Staples Retailing				502,416
Food Products — 0.5%
Danone SA, Senior Bonds	2.589%	11/2/23	420,000	410,377	(a)
Danone SA, Senior Notes	2.947%	11/2/26	290,000	280,865	(a)
Kraft Heinz Foods Co., Secured Notes	4.875%	2/15/25	10,000	10,724	(a)
Kraft Heinz Foods Co., Senior Notes	3.950%	7/15/25	70,000	72,099

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2017 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

June 30, 2017

Western Asset Core Plus VIT Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Food Products — continued
Kraft Heinz Foods Co., Senior Notes	5.000%	7/15/35	70,000	$75,921
Kraft Heinz Foods Co., Senior Notes	5.200%	7/15/45	110,000	119,450
Lamb Weston Holdings Inc., Senior Notes	4.875%	11/1/26	70,000	72,888	(a)
Total Food Products				1,042,324
Tobacco — 0.4%
Altria Group Inc., Senior Notes	9.250%	8/6/19	120,000	137,796
Altria Group Inc., Senior Notes	2.850%	8/9/22	130,000	132,122
Altria Group Inc., Senior Notes	5.375%	1/31/44	60,000	72,492
Philip Morris International Inc., Senior Notes	2.900%	11/15/21	30,000	30,726
Philip Morris International Inc., Senior Notes	2.500%	8/22/22	190,000	189,930
Philip Morris International Inc., Senior Notes	4.500%	3/20/42	10,000	10,661
Reynolds American Inc., Senior Notes	3.250%	6/12/20	12,000	12,363
Reynolds American Inc., Senior Notes	5.850%	8/15/45	190,000	233,585
Total Tobacco				819,675
Total Consumer Staples				3,839,451
Energy — 3.4%
Energy Equipment & Services — 0.1%
Halliburton Co., Senior Bonds	3.800%	11/15/25	110,000	112,927
Halliburton Co., Senior Notes	4.850%	11/15/35	20,000	21,447
Halliburton Co., Senior Notes	5.000%	11/15/45	10,000	10,680
Total Energy Equipment & Services				145,054
Oil, Gas & Consumable Fuels — 3.3%
Anadarko Petroleum Corp., Senior Notes	4.850%	3/15/21	40,000	42,729
Anadarko Petroleum Corp., Senior Notes	6.450%	9/15/36	120,000	141,663
Anadarko Petroleum Corp., Senior Notes	6.200%	3/15/40	70,000	80,189
Anadarko Petroleum Corp., Senior Notes	6.600%	3/15/46	30,000	37,183
Apache Corp., Senior Notes	5.100%	9/1/40	170,000	174,271
Apache Corp., Senior Notes	4.250%	1/15/44	90,000	84,626
BP Capital Markets PLC, Senior Bonds	3.506%	3/17/25	230,000	235,696
BP Capital Markets PLC, Senior Notes	3.216%	11/28/23	190,000	193,120
Cheniere Corpus Christi Holdings LLC, Senior Secured Notes	5.125%	6/30/27	70,000	71,838	(a)
Chesapeake Energy Corp., Senior Notes	5.375%	6/15/21	70,000	65,800
Chevron Corp., Senior Notes	2.954%	5/16/26	230,000	228,543
CNOOC Finance 2015 USA LLC, Senior Notes	3.500%	5/5/25	490,000	490,936
Concho Resources Inc., Senior Notes	5.500%	4/1/23	60,000	61,950
Devon Energy Corp., Senior Notes	3.250%	5/15/22	60,000	59,697
Devon Energy Corp., Senior Notes	5.850%	12/15/25	80,000	91,061
Devon Energy Corp., Senior Notes	5.600%	7/15/41	10,000	10,420

See Notes to Financial Statements.

8	Western Asset Core Plus VIT Portfolio 2017 Semi-Annual Report

Western Asset Core Plus VIT Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Devon Energy Corp., Senior Notes	5.000%	6/15/45	180,000	$182,523
Devon Financing Co., LLC, Debentures	7.875%	9/30/31	40,000	52,027
Ecopetrol SA, Senior Notes	5.875%	5/28/45	180,000	166,140
EOG Resources Inc., Senior Notes	4.150%	1/15/26	30,000	31,576
Exxon Mobil Corp., Senior Notes	3.043%	3/1/26	100,000	100,968
Exxon Mobil Corp., Senior Notes	4.114%	3/1/46	40,000	42,303
Kerr-McGee Corp., Notes	6.950%	7/1/24	220,000	258,375
Kerr-McGee Corp., Notes	7.875%	9/15/31	70,000	90,207
Kinder Morgan Energy Partners LP, Senior Notes	3.500%	9/1/23	70,000	70,767
Kinder Morgan Energy Partners LP, Senior Notes	4.250%	9/1/24	10,000	10,348
Kinder Morgan Inc., Medium-Term Notes	7.750%	1/15/32	60,000	75,620
Kinder Morgan Inc., Senior Notes	5.300%	12/1/34	70,000	72,277
Noble Energy Inc., Senior Notes	8.250%	3/1/19	40,000	43,895
Noble Energy Inc., Senior Notes	4.150%	12/15/21	150,000	158,205
Oasis Petroleum Inc., Senior Notes	6.875%	3/15/22	110,000	107,250
Occidental Petroleum Corp., Senior Notes	3.400%	4/15/26	90,000	90,914
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	60,000	58,498
Occidental Petroleum Corp., Senior Notes	4.625%	6/15/45	70,000	74,381
Occidental Petroleum Corp., Senior Notes	4.400%	4/15/46	40,000	41,680
Occidental Petroleum Corp., Senior Notes	4.100%	2/15/47	90,000	89,859
Petrobras Global Finance BV, Senior Notes	5.375%	1/27/21	390,000	397,488
Petrobras Global Finance BV, Senior Notes	7.375%	1/17/27	430,000	456,015
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	90,000	80,037
Petroleos Mexicanos, Senior Notes	6.875%	8/4/26	250,000	277,625
Range Resources Corp., Senior Notes	5.000%	3/15/23	150,000	147,375	(a)
Sabine Pass Liquefaction LLC, Senior Secured Notes	5.750%	5/15/24	110,000	122,656
Schlumberger Holdings Corp., Senior Notes	3.000%	12/21/20	50,000	50,951	(a)
Schlumberger Holdings Corp., Senior Notes	4.000%	12/21/25	30,000	31,504	(a)
Shell International Finance BV, Senior Notes	2.875%	5/10/26	240,000	237,098
Shell International Finance BV, Senior Notes	4.550%	8/12/43	10,000	10,725
Shell International Finance BV, Senior Notes	4.375%	5/11/45	160,000	167,856
Shell International Finance BV, Senior Notes	4.000%	5/10/46	130,000	128,691
Transcontinental Gas Pipe Line Co., LLC, Senior Notes	7.850%	2/1/26	130,000	167,520
Williams Cos. Inc., Senior Notes	7.875%	9/1/21	160,000	186,400
WPX Energy Inc., Senior Notes	6.000%	1/15/22	10,000	9,950
WPX Energy Inc., Senior Notes	8.250%	8/1/23	70,000	76,300
Total Oil, Gas & Consumable Fuels				6,435,726
Total Energy				6,580,780

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2017 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

June 30, 2017

Western Asset Core Plus VIT Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Financials — 11.1%
Banks — 7.5%
Bank of America Corp., Junior Subordinated Notes	5.200%	6/1/23	60,000	$60,671	(f)(g)
Bank of America Corp., Senior Notes	2.600%	1/15/19	30,000	30,294
Bank of America Corp., Senior Notes	5.625%	7/1/20	340,000	372,491
Bank of America Corp., Senior Notes	3.300%	1/11/23	90,000	91,842
Bank of America Corp., Senior Notes	3.875%	8/1/25	440,000	455,657
Bank of America Corp., Senior Notes	3.500%	4/19/26	150,000	150,794
Bank of America Corp., Senior Notes	4.875%	4/1/44	490,000	550,734
Bank of America Corp., Subordinated Bonds	4.450%	3/3/26	40,000	41,704
Bank of America Corp., Subordinated Notes	4.000%	1/22/25	130,000	132,392
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	260,000	268,255
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	1,010,000	1,157,081
Barclays PLC, Junior Subordinated Bonds	8.250%	12/15/18	200,000	212,500	(f)(g)
BNP Paribas SA, Subordinated Notes	4.625%	3/13/27	200,000	211,315	(a)
CIT Group Inc., Senior Notes	5.000%	8/1/23	60,000	64,800
Citigroup Inc., Junior Subordinated Bonds	6.300%	5/15/24	50,000	53,312	(f)(g)
Citigroup Inc., Junior Subordinated Bonds	5.950%	5/15/25	70,000	75,095	(f)(g)
Citigroup Inc., Senior Notes	8.125%	7/15/39	37,000	56,985
Citigroup Inc., Senior Notes	4.650%	7/30/45	145,000	158,309
Citigroup Inc., Subordinated Bonds	4.400%	6/10/25	10,000	10,429
Citigroup Inc., Subordinated Notes	3.500%	5/15/23	20,000	20,318
Citigroup Inc., Subordinated Notes	4.300%	11/20/26	80,000	82,329
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	700,000	728,910
Citigroup Inc., Subordinated Notes	5.300%	5/6/44	13,000	14,766
Citigroup Inc., Subordinated Notes	4.750%	5/18/46	70,000	73,773
Cooperatieve Rabobank U.A., Junior Subordinated Notes	11.000%	6/30/19	455,000	530,189	(a)(f)(g)
Cooperatieve Rabobank U.A., Subordinated Notes	4.625%	12/1/23	390,000	420,862
Credit Agricole SA, Junior Subordinated Notes	8.375%	10/13/19	680,000	761,600	(a)(f)(g)
HSBC Holdings PLC, Junior Subordinated Bonds	6.375%	9/17/24	250,000	262,500	(f)(g)
HSBC Holdings PLC, Senior Notes	3.400%	3/8/21	280,000	287,932
HSBC Holdings PLC, Senior Notes	4.300%	3/8/26	270,000	286,510
HSBC Holdings PLC, Senior Notes	3.900%	5/25/26	420,000	434,012
Intesa Sanpaolo SpA, Subordinated Bonds	5.017%	6/26/24	1,070,000	1,086,733	(a)
JPMorgan Chase & Co., Senior Notes	4.250%	10/15/20	350,000	371,830
JPMorgan Chase & Co., Subordinated Notes	3.875%	9/10/24	60,000	61,963
JPMorgan Chase & Co., Subordinated Notes	4.125%	12/15/26	140,000	145,293
JPMorgan Chase & Co., Subordinated Notes	4.250%	10/1/27	50,000	52,263

See Notes to Financial Statements.

10	Western Asset Core Plus VIT Portfolio 2017 Semi-Annual Report

Western Asset Core Plus VIT Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Banks — continued
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	170,000	$190,095
Lloyds Banking Group PLC, Subordinated Notes	4.500%	11/4/24	210,000	219,025
Nordea Bank AB, Subordinated Notes	4.875%	5/13/21	530,000	569,126	(a)
Royal Bank of Scotland Group PLC, Subordinated Notes	6.000%	12/19/23	130,000	143,384
Royal Bank of Scotland Group PLC, Subordinated Notes	5.125%	5/28/24	630,000	662,757
Royal Bank of Scotland NV, Subordinated Bonds	7.750%	5/15/23	100,000	118,008
Santander Holdings USA Inc., Senior Notes	4.500%	7/17/25	70,000	72,161
Standard Chartered PLC, Subordinated Notes	5.700%	3/26/44	340,000	387,656	(a)
Sumitomo Mitsui Financial Group Inc., Senior Notes	2.058%	7/14/21	290,000	285,279
Wachovia Capital Trust III, Junior Subordinated Bonds	5.570%	7/31/17	320,000	322,160	(f)(g)
Wells Fargo & Co., Senior Notes	3.000%	10/23/26	200,000	194,986
Wells Fargo & Co., Subordinated Notes	4.100%	6/3/26	50,000	51,831
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	560,000	587,273
Wells Fargo & Co., Subordinated Notes	4.650%	11/4/44	320,000	336,888
Wells Fargo & Co., Subordinated Notes	4.900%	11/17/45	300,000	327,891
Wells Fargo & Co., Subordinated Notes	4.400%	6/14/46	40,000	40,596
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	130,000	139,136
Total Banks				14,424,695
Capital Markets — 1.6%
Credit Suisse Group Funding Guernsey Ltd., Senior Notes	4.550%	4/17/26	250,000	266,056
Credit Suisse Group Funding Guernsey Ltd., Senior Notes	4.875%	5/15/45	330,000	364,657
Goldman Sachs Group Inc., Senior Bonds	4.750%	10/21/45	170,000	188,549
Goldman Sachs Group Inc., Senior Notes	2.600%	4/23/20	50,000	50,497
Goldman Sachs Group Inc., Senior Notes	5.250%	7/27/21	300,000	328,996
Goldman Sachs Group Inc., Senior Notes	3.850%	7/8/24	40,000	41,578
Goldman Sachs Group Inc., Senior Notes	3.500%	1/23/25	190,000	192,249
Goldman Sachs Group Inc., Senior Notes	3.500%	11/16/26	100,000	99,588
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	100,000	130,898
Goldman Sachs Group Inc., Subordinated Notes	4.250%	10/21/25	200,000	207,092
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	190,000	247,079
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	250,000	278,333
UBS Group Funding Switzerland AG, Senior Notes	3.491%	5/23/23	300,000	307,274	(a)
UBS Group Funding Switzerland AG, Senior Notes	4.253%	3/23/28	300,000	314,043	(a)
Total Capital Markets				3,016,889
Consumer Finance — 0.0%
Navient Corp., Medium-Term Notes, Senior Notes	8.000%	3/25/20	60,000	67,200

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2017 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

June 30, 2017

Western Asset Core Plus VIT Portfolio

Security	Rate	Maturity Date	Face Amount†		Value
Diversified Financial Services — 1.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.500%	5/15/21	220,000		$233,624
GE Capital International Funding Co., Unlimited Co., Senior Notes	2.342%	11/15/20	202,000		203,713
International Lease Finance Corp., Senior Notes	6.250%	5/15/19	40,000		42,922
International Lease Finance Corp., Senior Notes	8.250%	12/15/20	90,000		106,192
International Lease Finance Corp., Senior Notes	8.625%	1/15/22	90,000		110,930
International Lease Finance Corp., Senior Notes	5.875%	8/15/22	30,000		33,944
Magnolia Finance X Ltd.	3.065%	12/3/20	1,206,836	GBP	1,540,407	(a)(c)
Magnolia Finance X Ltd.	4.332%	12/3/20	363,032	GBP	463,374	(a)(c)
Park Aerospace Holdings Ltd., Senior Notes	5.250%	8/15/22	30,000		31,472	(a)
Park Aerospace Holdings Ltd., Senior Notes	5.500%	2/15/24	60,000		62,820	(a)
Total Diversified Financial Services					2,829,398
Insurance — 0.5%
American International Group Inc., Senior Notes	3.750%	7/10/25	180,000		183,652
Chubb INA Holdings Inc., Senior Notes	2.300%	11/3/20	40,000		40,247
Chubb INA Holdings Inc., Senior Notes	3.350%	5/3/26	40,000		40,958
Chubb INA Holdings Inc., Senior Notes	4.350%	11/3/45	70,000		76,947
Teachers Insurance & Annuity Association of America, Notes	6.850%	12/16/39	8,000		10,976	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	530,000		594,614	(a)
Total Insurance					947,394
Thrifts & Mortgage Finance — 0.0%
Quicken Loans Inc., Senior Notes	5.750%	5/1/25	40,000		41,500	(a)
Total Financials					21,327,076
Health Care — 1.7%
Biotechnology — 0.3%
AbbVie Inc., Senior Subordinated Notes	3.600%	5/14/25	90,000		91,958
Amgen Inc., Senior Notes	4.663%	6/15/51	29,000		30,849
Celgene Corp., Senior Notes	5.000%	8/15/45	130,000		146,954
Gilead Sciences Inc., Senior Notes	3.500%	2/1/25	50,000		51,362
Gilead Sciences Inc., Senior Notes	3.650%	3/1/26	100,000		102,944
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	100,000		110,045
Total Biotechnology					534,112
Health Care Equipment & Supplies — 0.4%
Abbott Laboratories, Senior Notes	3.750%	11/30/26	100,000		102,278
Abbott Laboratories, Senior Notes	4.750%	11/30/36	80,000		87,354
Abbott Laboratories, Senior Notes	4.900%	11/30/46	80,000		88,469

See Notes to Financial Statements.

12	Western Asset Core Plus VIT Portfolio 2017 Semi-Annual Report

Western Asset Core Plus VIT Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Health Care Equipment & Supplies — continued
Becton, Dickinson & Co., Senior Notes	3.363%	6/6/24	200,000	$200,758
Becton, Dickinson & Co., Senior Notes	3.734%	12/15/24	31,000	31,557
Becton, Dickinson & Co., Senior Notes	4.685%	12/15/44	10,000	10,339
Medtronic Inc., Senior Notes	3.500%	3/15/25	210,000	218,676
Total Health Care Equipment & Supplies				739,431
Health Care Providers & Services — 0.6%
Aetna Inc., Senior Notes	2.800%	6/15/23	30,000	29,989
Cardinal Health Inc., Senior Notes	2.616%	6/15/22	60,000	60,124
Cardinal Health Inc., Senior Notes	3.079%	6/15/24	70,000	70,276
Centene Corp., Senior Notes	4.750%	5/15/22	70,000	73,412
DaVita Inc., Senior Notes	5.000%	5/1/25	10,000	10,050
HCA Inc., Senior Bonds	5.375%	2/1/25	70,000	74,011
HCA Inc., Senior Secured Notes	5.250%	6/15/26	50,000	54,050
Humana Inc., Senior Notes	3.950%	3/15/27	390,000	407,242
Medtronic Global Holdings S.C.A, Senior Notes	3.350%	4/1/27	170,000	173,520
MPH Acquisition Holdings LLC, Senior Notes	7.125%	6/1/24	130,000	138,937	(a)
Tenet Healthcare Corp., Senior Notes	8.125%	4/1/22	50,000	53,187
Tenet Healthcare Corp., Senior Notes	6.750%	6/15/23	10,000	10,025
UnitedHealth Group Inc., Senior Notes	3.750%	7/15/25	100,000	105,435
Total Health Care Providers & Services				1,260,258
Pharmaceuticals — 0.4%
Actavis Funding SCS, Senior Notes	3.800%	3/15/25	240,000	248,646
Eli Lilly & Co., Senior Notes	3.100%	5/15/27	60,000	60,665
Valeant Pharmaceuticals International Inc., Senior Notes	5.375%	3/15/20	70,000	67,900	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	7.000%	10/1/20	90,000	88,987	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	6.375%	10/15/20	10,000	9,738	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	7.500%	7/15/21	160,000	155,600	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	5.875%	5/15/23	90,000	77,625	(a)
Valeant Pharmaceuticals International Inc., Senior Secured Notes	6.500%	3/15/22	20,000	21,025	(a)
Valeant Pharmaceuticals International Inc., Senior Secured Notes	7.000%	3/15/24	70,000	73,762	(a)
Wyeth LLC, Notes	5.950%	4/1/37	10,000	12,952
Total Pharmaceuticals				816,900
Total Health Care				3,350,701
Industrials — 1.4%
Aerospace & Defense — 0.2%
Boeing Co., Senior Notes	4.875%	2/15/20	160,000	172,292
Lockheed Martin Corp., Senior Notes	3.100%	1/15/23	10,000	10,243
Lockheed Martin Corp., Senior Notes	3.550%	1/15/26	110,000	114,187

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2017 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

June 30, 2017

Western Asset Core Plus VIT Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Aerospace & Defense — continued
Lockheed Martin Corp., Senior Notes	4.500%	5/15/36	30,000	$32,822
United Technologies Corp., Senior Notes	4.500%	6/1/42	40,000	43,779
Total Aerospace & Defense				373,323
Airlines — 0.1%
American Airlines, Pass-Through Trust, Secured Notes	7.000%	1/31/18	22,487	23,235	(a)
Delta Air Lines Inc., Pass-Through Certificates, Senior Secured Bonds	6.821%	8/10/22	35,197	40,520
Delta Air Lines Inc., Pass-Through Trust, Secured Notes	6.875%	5/7/19	23,839	25,388	(a)
United Airlines Inc., Pass-Through Certificates, Secured Bonds	5.375%	8/15/21	30,855	32,436
United Airlines Inc., Pass-Through Certificates, Secured Notes	4.750%	4/11/22	73,385	76,229
United Airlines Inc., Pass-Through Certificates, Secured Notes	4.625%	9/3/22	60,034	61,985
Total Airlines				259,793
Commercial Services & Supplies — 0.4%
Cintas Corp., Senior Notes	2.900%	4/1/22	180,000	183,012
Cintas Corp., Senior Notes	3.700%	4/1/27	240,000	247,992
United Rentals North America Inc., Senior Notes	5.750%	11/15/24	120,000	126,150
Waste Management Inc., Senior Notes	3.500%	5/15/24	20,000	20,864
West Corp., Senior Notes	5.375%	7/15/22	180,000	182,250	(a)
Total Commercial Services & Supplies				760,268
Construction & Engineering — 0.0%
Michael Baker International LLC/CDL Acquisition Co. Inc., Senior Secured Notes	8.250%	10/15/18	10,000	9,988	(a)
Electrical Equipment — 0.2%
Eaton Corp., Senior Notes	2.750%	11/2/22	270,000	271,806
Eaton Corp., Senior Notes	4.150%	11/2/42	30,000	30,806
Total Electrical Equipment				302,612
Industrial Conglomerates — 0.5%
General Electric Co., Senior Notes	4.650%	10/17/21	22,000	24,248
General Electric Co., Senior Notes	5.875%	1/14/38	30,000	38,900
General Electric Co., Senior Notes	6.875%	1/10/39	551,000	800,245
General Electric Co., Senior Notes	4.500%	3/11/44	170,000	189,318
General Electric Co., Subordinated Notes	5.300%	2/11/21	20,000	22,129
Total Industrial Conglomerates				1,074,840
Total Industrials				2,780,824
Information Technology — 1.7%
Communications Equipment — 0.0%
Harris Corp., Senior Notes	5.054%	4/27/45	30,000	33,801

See Notes to Financial Statements.

14	Western Asset Core Plus VIT Portfolio 2017 Semi-Annual Report

Western Asset Core Plus VIT Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
IT Services — 0.3%
First Data Corp., Senior Secured Notes	5.375%	8/15/23	180,000	$188,550	(a)
Visa Inc., Senior Notes	3.150%	12/14/25	210,000	213,436
Visa Inc., Senior Notes	4.300%	12/14/45	130,000	142,939
Total IT Services				544,925
Semiconductors & Semiconductor Equipment — 0.0%
Intel Corp., Senior Notes	3.700%	7/29/25	40,000	42,036
Software — 0.5%
Microsoft Corp., Senior Bonds	2.400%	8/8/26	300,000	289,063
Microsoft Corp., Senior Notes	2.875%	2/6/24	200,000	203,431
Microsoft Corp., Senior Notes	2.700%	2/12/25	70,000	69,600
Microsoft Corp., Senior Notes	3.300%	2/6/27	370,000	381,585
Microsoft Corp., Senior Notes	3.450%	8/8/36	10,000	10,027
Microsoft Corp., Senior Notes	3.950%	8/8/56	50,000	50,155
Total Software				1,003,861
Technology Hardware, Storage & Peripherals — 0.9%
Apple Inc., Senior Notes	2.450%	8/4/26	200,000	191,474
Dell International LLC/EMC Corp., Senior Notes	7.125%	6/15/24	70,000	76,983	(a)
Dell International LLC/EMC Corp., Senior Secured Notes	3.480%	6/1/19	700,000	716,692	(a)
Dell International LLC/EMC Corp., Senior Secured Notes	4.420%	6/15/21	650,000	685,849	(a)
Total Technology Hardware, Storage & Peripherals				1,670,998
Total Information Technology				3,295,621
Materials — 1.4%
Construction Materials — 0.0%
American Builders & Contractors Supply Co. Inc., Senior Notes	5.750%	12/15/23	60,000	63,600	(a)
Containers & Packaging — 0.1%
Pactiv LLC, Senior Bonds	8.375%	4/15/27	250,000	288,125
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA, Senior Secured Notes	5.125%	7/15/23	10,000	10,400	(a)
Total Containers & Packaging				298,525
Metals & Mining — 1.2%
Barrick Gold Corp., Senior Notes	4.100%	5/1/23	71,000	76,913
Barrick North America Finance LLC, Senior Notes	4.400%	5/30/21	5,000	5,399
Barrick North America Finance LLC, Senior Notes	5.700%	5/30/41	230,000	273,298
BHP Billiton Finance USA Ltd., Senior Notes	5.000%	9/30/43	170,000	197,178
BHP Billiton Finance USA Ltd., Subordinated Notes	6.750%	10/19/75	390,000	446,585	(a)(f)
Freeport-McMoRan Inc., Senior Notes	4.000%	11/14/21	120,000	117,900
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	20,000	17,346
Glencore Finance Canada Ltd., Senior Notes	2.700%	10/25/17	100,000	100,158	(a)

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2017 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

June 30, 2017

Western Asset Core Plus VIT Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Metals & Mining — continued
Glencore Funding LLC, Senior Notes	4.125%	5/30/23	70,000	$71,920	(a)
Glencore Funding LLC, Senior Notes	4.625%	4/29/24	130,000	136,090	(a)
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	90,000	88,727	(a)
Midwest Vanadium Pty Ltd., Senior Secured Notes	11.500%	2/15/18	304,929	8,004	*(a)(h)
Mirabela Nickel Ltd., Subordinated Notes (1.000% PIK)	1.000%	9/10/44	2,970	0	(a)(b)(c)(d)(i)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	390,000	389,925
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	310,000	334,025
Total Metals & Mining				2,263,468
Paper & Forest Products — 0.1%
Celulosa Arauco y Constitucion SA, Senior Notes	4.750%	1/11/22	100,000	104,313
Total Materials				2,729,906
Real Estate — 0.2%
Equity Real Estate Investment Trusts (REITs) — 0.2%
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	3.750%	9/17/24	330,000	334,668	(a)
Telecommunication Services — 0.9%
Diversified Telecommunication Services — 0.7%
AT&T Inc., Senior Notes	3.400%	5/15/25	40,000	39,391
AT&T Inc., Senior Notes	4.250%	3/1/27	100,000	103,595
AT&T Inc., Senior Notes	4.350%	6/15/45	310,000	288,840
Bharti Airtel Ltd., Senior Notes	4.375%	6/10/25	200,000	200,330	(a)
Verizon Communications Inc., Senior Bonds	5.250%	3/16/37	290,000	312,723
Verizon Communications Inc., Senior Bonds	5.500%	3/16/47	280,000	307,253
Verizon Communications Inc., Senior Notes	5.150%	9/15/23	60,000	66,736
Total Diversified Telecommunication Services				1,318,868
Wireless Telecommunication Services — 0.2%
America Movil SAB de CV, Senior Notes	5.625%	11/15/17	80,000	81,140
Sprint Communications Inc., Senior Notes	7.000%	3/1/20	120,000	132,038	(a)
Sprint Corp., Senior Notes	7.625%	2/15/25	220,000	253,825
Total Wireless Telecommunication Services				467,003
Total Telecommunication Services				1,785,871
Utilities — 1.0%
Electric Utilities — 0.9%
Berkshire Hathaway Energy Co., Bonds	6.125%	4/1/36	150,000	193,290
Duke Energy Carolinas LLC, Secured Bonds	5.300%	2/15/40	160,000	197,086
FirstEnergy Corp., Notes	7.375%	11/15/31	340,000	448,398
FirstEnergy Corp., Senior Notes	4.250%	3/15/23	320,000	337,004
FirstEnergy Corp., Senior Notes	3.900%	7/15/27	190,000	190,993

See Notes to Financial Statements.

16	Western Asset Core Plus VIT Portfolio 2017 Semi-Annual Report

Western Asset Core Plus VIT Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Electric Utilities — continued
Pacific Gas & Electric Co., First Mortgage Bonds	6.050%	3/1/34	310,000	$400,698
Total Electric Utilities				1,767,469
Gas Utilities — 0.0%
Southern Natural Gas Co., LLC, Senior Notes	8.000%	3/1/32	50,000	67,793
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp., Senior Notes	5.500%	4/15/25	130,000	136,662
Total Utilities				1,971,924
Total Corporate Bonds & Notes (Cost — $52,128,439)				53,741,993

			Face Amount†/ Units
Asset-Backed Securities — 2.9%
Community Funding CLO Ltd., 2015-1A A	5.750%	11/1/27	250,000	251,969	(a)
Conseco Financial Corp., 1997-7 M1	7.030%	7/15/28	283,189	278,256	(f)
Nelnet Student Loan Trust, 2008-3 A4	2.839%	11/25/24	204,189	208,861	(f)
Purchasing Power Funding LLC, 2015-A A2	4.750%	12/15/19	1,470,000	1,475,054	(a)(c)
SLM Student Loan Trust, 2006-A A5	1.536%	6/15/39	1,270,000	1,205,093	(f)
Small Business Administration Participation Certificates, 2017-20D 1	2.840%	4/1/37	280,000	280,923
SMB Private Education Loan Trust, 2015-C R	0.000%	9/18/46	1,092	1,397,760	(a)(c)(d)
SoFi Consumer Loan Program, 2017-1 A	3.280%	1/26/26	578,958	588,341	(a)
Total Asset-Backed Securities (Cost — $5,695,260)				5,686,257

			Face Amount†
Collateralized Mortgage Obligations — 16.3%
BAMLL Commercial Mortgage Securities Trust, 2014-FL1 E	6.659%	12/15/31	260,000	247,617	(a)(f)
Banc of America Funding Corp., 2015-R4 6A1	1.164%	8/27/36	350,894	342,028	(a)(f)
Banc of America Funding Corp., 2015-R4 6A2	1.164%	8/27/36	780,000	689,388	(a)(f)
BCAP LLC Trust, 2015-RR6 1A2	3.500%	5/26/37	360,000	354,197	(a)(f)
CGBAM Commercial Mortgage Trust, 2016-IMC E	8.572%	11/15/21	730,000	708,696	(a)(f)
Chevy Chase Mortgage Funding Corp., 2004-2A B1	1.472%	5/25/35	278,989	204,198	(a)(f)
Chevy Chase Mortgage Funding Corp., 2004-3A A1	1.466%	8/25/35	1,024,819	983,123	(a)(f)
Chevy Chase Mortgage Funding Corp., 2004-3A A2	1.516%	8/25/35	1,118,226	1,078,609	(a)(f)
Chicago Skyscraper Trust, 2017-SKY A	1.959%	2/15/30	1,150,000	1,154,265	(a)(f)
Citigroup Commercial Mortgage Trust, 2015-GC33 D	3.172%	9/10/58	130,000	101,785
Credit Suisse Mortgage Trust, 2015-12R 2A2	1.524%	11/30/37	1,890,000	1,226,731	(a)(f)
Credit Suisse Mortgage Trust, 2016-BDWN A	4.059%	2/15/29	470,000	477,302	(a)(c)(f)
Credit Suisse Mortgage Trust, 2017-CHOP G	6.446%	7/15/32	800,000	796,969	(a)(f)
CSAIL Commercial Mortgage Trust, 2015-C2 C	4.351%	6/15/57	536,000	515,586	(f)
Federal Home Loan Mortgage Corp. (FHLMC), 3281 AI, IO	5.271%	2/15/37	3,986,246	733,573	(f)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 328 S4, IO	1.995%	2/15/38	405,769	21,556	(f)

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2017 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

June 30, 2017

Western Asset Core Plus VIT Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations — continued
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2016-DNA1 M2	4.116%	7/25/28	1,260,000	$1,312,065	(f)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-DNA2 M2	4.666%	10/25/29	460,000	486,455	(f)
Federal National Mortgage Association (FNMA), 2006-115 EI, IO	5.424%	12/25/36	3,601,068	699,147	(f)
Federal National Mortgage Association (FNMA), 2015-55 IO, IO	1.605%	8/25/55	897,771	49,159	(f)
Federal National Mortgage Association (FNMA), 2016-60 QS, IO	4.884%	9/25/46	1,196,412	207,798	(f)
First Horizon Mortgage Pass-Through Trust, 2005-AR1 B1	3.146%	4/25/35	327,309	254,238	(f)
GE Business Loan Trust, 2007-1A A	1.329%	4/16/35	195,968	188,283	(a)(f)
GE Capital Commercial Mortgage Corp., 2007-C1 AJ	5.677%	12/10/49	3,940,000	2,145,448	(f)
Government National Mortgage Association (GNMA), 2012-034 SA, IO	4.838%	3/20/42	1,034,628	181,723	(f)
Government National Mortgage Association (GNMA), 2012-043 SN, IO	5.428%	4/16/42	585,826	133,827	(f)
Government National Mortgage Association (GNMA), 2013-101 IO	0.705%	10/16/54	6,375,380	231,334	(f)
Government National Mortgage Association (GNMA), 2014-186 IO, IO	0.781%	8/16/54	2,814,257	149,150	(f)
Government National Mortgage Association (GNMA), 2015-167 OI, IO	4.000%	4/16/45	394,841	86,114
Government National Mortgage Association (GNMA), 2016-084 IG, PAC, IO	4.500%	11/16/45	2,981,262	605,362
Government National Mortgage Association (GNMA), 2016-135 SB, IO	4.928%	10/16/46	462,675	103,683	(f)
GS Mortgage Securities Trust, 2012-GC6 AS	4.948%	1/10/45	380,000	413,965	(a)
GS Mortgage Securities Trust, 2015-GC30 D	3.384%	5/10/50	300,000	220,516
Homestar Mortgage Acceptance Corp., 2004-5 M2	2.221%	10/25/34	728,414	708,402	(f)
Indymac IMSC Mortgage Loan Trust, 2007-HOA1 A22	1.396%	7/25/47	432,688	288,046	(f)
JPMDB Commercial Mortgage Securities Trust, 2017-C5 A5	3.694%	3/15/50	2,330,000	2,442,041
JPMDB Commercial Mortgage Securities Trust, 2017-C5 B	4.009%	3/15/50	2,250,000	2,324,791	(f)
JPMDB Commercial Mortgage Securities Trust, 2017-C5 C	4.512%	3/15/50	2,350,000	2,426,003	(f)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-LDPX AJFX	5.438%	1/15/49	1,210,000	368,458	(a)
JPMorgan Chase Commercial Mortgage Securities Trust, 2015-FL7 D	4.909%	5/15/28	200,000	190,322	(a)(f)
Morgan Stanley Capital I Trust, 2007-IQ13 AJ	5.438%	3/15/44	144,013	134,364
Morgan Stanley Capital I Trust, 2007-IQ16 AJ	6.372%	12/12/49	260,000	238,068	(f)
Morgan Stanley Re-remic Trust, 2015-R3 7A1	1.462%	4/26/47	512,971	501,341	(a)(f)
Morgan Stanley Re-remic Trust, 2015-R3 7A2	1.462%	4/26/47	730,000	652,839	(a)(f)
Morgan Stanley Re-remic Trust, 2015-R3 9A1	1.544%	4/26/47	372,579	371,090	(a)(f)
Morgan Stanley Re-remic Trust, 2015-R3 9A2	1.544%	4/26/47	520,000	426,478	(a)(f)

See Notes to Financial Statements.

18	Western Asset Core Plus VIT Portfolio 2017 Semi-Annual Report

Western Asset Core Plus VIT Portfolio

Security	Rate	Maturity Date	Face Amount†		Value
Collateralized Mortgage Obligations — continued
New Residential Mortgage Loan Trust, 2016-4A A1	3.750%	11/25/56	1,320,559		$1,370,727	(a)(f)
Nomura Resecuritization Trust, 2015-5R 4A1	0.243%	7/26/37	428,641		420,425	(a)(f)
Towd Point Mortgage Funding Trust, 2016-V1A A1	1.504%	2/20/54	852,279	GBP	1,117,174	(a)(f)
Waterfall Commercial Mortgage Trust, 2015-SBC5 A	4.104%	9/14/22	198,630		199,119	(a)(f)
Wells Fargo Commercial Mortgage Trust, 2017-RB1 XA, IO	1.445%	3/15/50	2,218,210		217,964	(f)
Total Collateralized Mortgage Obligations (Cost — $31,820,852)					31,501,542
Mortgage-Backed Securities — 26.4%
FHLMC — 7.0%
Federal Home Loan Mortgage Corp. (FHLMC), Gold	3.500%	3/1/43-3/1/45	1,249,846		1,288,878
Federal Home Loan Mortgage Corp. (FHLMC), Gold	5.000%	6/1/41	531,669		586,936
Federal Home Loan Mortgage Corp. (FHLMC), Gold	4.500%	6/1/38	2,146,131		2,308,553
Federal Home Loan Mortgage Corp. (FHLMC), Gold	4.000%	6/1/43	5,559,011		5,897,609
Federal Home Loan Mortgage Corp. (FHLMC), Gold	3.000%	1/1/47	3,329,649		3,334,702
Total FHLMC					13,416,678
FNMA — 14.1%
Federal National Mortgage Association (FNMA)	5.000%	7/13/47-8/14/47	4,800,000		5,241,751	(j)
Federal National Mortgage Association (FNMA)	4.500%	4/1/56	398,569		432,155
Federal National Mortgage Association (FNMA)	2.500%	7/18/32-8/16/32	4,800,000		4,822,084	(j)
Federal National Mortgage Association (FNMA)	3.000%	7/18/32-8/16/32	1,000,000		1,025,859	(j)
Federal National Mortgage Association (FNMA)	3.500%	7/13/47-8/14/47	2,800,000		2,873,597	(j)
Federal National Mortgage Association (FNMA)	4.500%	7/13/47-8/14/47	2,800,000		3,002,098	(j)
Federal National Mortgage Association (FNMA)	4.000%	10/1/40-7/1/45	2,866,170		3,049,916
Federal National Mortgage Association (FNMA)	3.500%	1/1/44-1/1/46	494,708		510,927
Federal National Mortgage Association (FNMA)	3.000%	11/1/46-2/1/47	6,346,048		6,355,500
Total FNMA					27,313,887
GNMA — 5.3%
Government National Mortgage Association (GNMA)	4.500%	7/20/47	200,000		214,320	(j)
Government National Mortgage Association (GNMA) II	3.000%	7/20/47-8/21/47	1,200,000		1,211,684	(j)
Government National Mortgage Association (GNMA) II	4.000%	10/20/45-2/20/47	4,763,593		5,022,165
Government National Mortgage Association (GNMA) II	3.000%	8/20/46	750,584		759,178
Government National Mortgage Association (GNMA) II	3.500%	3/20/47	2,874,891		2,981,792
Total GNMA					10,189,139
Total Mortgage-Backed Securities (Cost — $51,245,785)					50,919,704

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2017 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

June 30, 2017

Western Asset Core Plus VIT Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Senior Loans — 3.6%
Consumer Discretionary — 1.3%
Diversified Consumer Services — 0.2%
Prime Security Services Borrower LLC, 2016 First Lien Term Loan	3.974%	5/2/22	299,250	$300,025	(k)(l)
Hotels, Restaurants & Leisure — 0.2%
Aristocrat Leisure Ltd., 2017 Term Loan B	3.406%	10/20/21	53,271	53,564	(k)(l)
Boyd Gaming Corp., Term Loan B3	3.688%	9/15/23	224,365	224,986	(k)(l)
Hilton Worldwide Finance LLC, Term Loan B2	3.216%	10/25/23	15,962	16,028	(k)(l)
Total Hotels, Restaurants & Leisure				294,578
Media — 0.7%
Charter Communications Operating LLC, 2016 Term Loan I Add	3.476%	1/15/24	264,256	265,559	(k)(l)
Lions Gate Entertainment Corp., 2016 First Lien Term Loan	4.226%	12/8/23	190,938	192,107	(k)(l)
Univision Communications Inc., Term Loan C5	3.976%	3/15/24	646,957	636,242	(k)(l)
Ziggo Secured Finance Partnership, USD Term Loan E	3.659%	4/15/25	330,000	329,587	(k)(l)
Total Media				1,423,495
Specialty Retail — 0.2%
Academy Ltd., 2015 Term Loan B	5.171-5.226%	7/1/22	290,474	228,991	(k)(l)
CWGS Group LLC, 2016 Term Loan	4.839-4.976%	11/8/23	218,900	220,350	(k)(l)
Total Specialty Retail				449,341
Textiles, Apparel & Luxury Goods — 0.0%
TOMS Shoes LLC, Term Loan B	6.700%	10/28/20	146,625	79,911	(c)(k)(l)
Total Consumer Discretionary				2,547,350
Consumer Staples — 0.3%
Food & Staples Retailing — 0.3%
Albertsons LLC, USD 2017 Term Loan B4	3.976%	8/25/21	310,091	306,626	(k)(l)
Albertsons LLC, USD 2017 Term Loan B6	4.251%	6/22/23	291,215	288,326	(k)(l)
Total Consumer Staples				594,952
Financials — 0.5%
Capital Markets — 0.5%
RPI Finance Trust, Term Loan B6	3.296%	3/27/23	995,000	999,897	(k)(l)
Industrials — 0.5%
Air Freight & Logistics — 0.5%
Avolon TLB Borrower 1 (Luxembourg) Sarl, Term Loan B2	3.962%	3/20/22	365,000	368,652	(k)(l)
XPO Logistics Inc., 2017 Term Loan B	3.405%	11/1/21	478,968	480,765	(k)(l)
Total Industrials				849,417
Information Technology — 0.2%
IT Services — 0.2%
First Data Corp., 2017 Term Loan	3.716%	4/26/24	342,254	342,553	(k)(l)

See Notes to Financial Statements.

20	Western Asset Core Plus VIT Portfolio 2017 Semi-Annual Report

Western Asset Core Plus VIT Portfolio

Security	Rate	Maturity Date	Face Amount†		Value
Materials — 0.3%
Construction Materials — 0.1%
American Builders & Contractors Supply Co. Inc., 2017 Term Loan B	3.726%	10/31/23	199,500		$200,179	(k)(l)
Containers & Packaging — 0.2%
Berry Plastics Group Inc., Term Loan I	3.617-3.726%	10/1/22	382,322		383,207	(k)(l)
Metals & Mining — 0.0%
Essar Steel Algoma Inc., Term Loan	7.500%	8/9/19	99,000		39,105	*(c)(h)(k)(l)
Total Materials					622,491
Telecommunication Services — 0.4%
Diversified Telecommunication Services — 0.3%
CenturyLink Inc., 2017 Term Loan B	1.375%	1/31/25	190,000		188,168	(k)(l)
Level 3 Financing Inc., 2017 Term Loan B	3.466%	2/22/24	290,000		291,027	(k)(l)
Total Diversified Telecommunication Services					479,195
Wireless Telecommunication Services — 0.1%
CSC Holdings LLC, 2017 First Lien Term Loan	3.459%	7/17/25	275,625		275,194	(k)(l)
Total Telecommunication Services					754,389
Utilities — 0.1%
Independent Power and Renewable Electricity Producers — 0.1%
TPF II Power LLC, Term Loan B	5.226%	10/2/23	157,521		157,560	(k)(l)
Total Senior Loans (Cost — $7,066,822)					6,868,609
Sovereign Bonds — 6.2%
Argentina — 0.8%
Provincia de Buenos Aires, Senior Notes	6.500%	2/15/23	160,000		163,760	(a)
Republic of Argentina, Bonds	18.200%	10/3/21	9,050,000	ARS	579,029
Republic of Argentina, Senior Bonds	5.625%	1/26/22	350,000		359,275
Republic of Argentina, Senior Bonds	7.500%	4/22/26	460,000		496,800
Total Argentina					1,598,864
Brazil — 1.3%
Federative Republic of Brazil, Notes	10.000%	1/1/21	1,907,000	BRL	574,929
Federative Republic of Brazil, Notes	10.000%	1/1/23	5,048,000	BRL	1,501,775
Federative Republic of Brazil, Senior Bonds	5.000%	1/27/45	510,000		448,800
Total Brazil					2,525,504
China — 0.6%
China Government Bond, Senior Bonds	3.390%	5/21/25	1,500,000	CNY	209,330	(m)
China Government Bond, Senior Bonds	3.310%	11/30/25	7,500,000	CNY	1,036,951	(m)
Total China					1,246,281
Colombia — 0.1%
Republic of Colombia, Senior Bonds	5.625%	2/26/44	240,000		263,520

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2017 Semi-Annual Report	21

Schedule of investments (unaudited) (cont’d)

June 30, 2017

Western Asset Core Plus VIT Portfolio

Security	Rate	Maturity Date	Face Amount†		Value
Indonesia — 0.2%
Republic of Indonesia, Notes	3.750%	4/25/22	390,000		$401,347	(m)
Kuwait — 0.4%
Kuwait International Government Bonds, Senior Notes	3.500%	3/20/27	670,000		685,695	(a)
Mexico — 1.8%
United Mexican States, Senior Bonds	10.000%	12/5/24	2,000,000	MXN	131,404
United Mexican States, Senior Bonds	7.750%	11/13/42	52,820,000	MXN	3,080,360
United Mexican States, Senior Notes	5.550%	1/21/45	200,000		224,750
Total Mexico					3,436,514
Peru — 0.1%
Republic of Peru, Senior Bonds	6.550%	3/14/37	20,000		26,390
Republic of Peru, Senior Bonds	5.625%	11/18/50	120,000		145,680
Total Peru					172,070
Poland — 0.2%
Republic of Poland, Senior Notes	4.000%	1/22/24	320,000		342,762
Russia — 0.7%
Russian Federal Bond, Bonds	7.000%	8/16/23	39,030,000	RUB	640,628
Russian Federal Bond, Bonds	7.050%	1/19/28	43,200,000	RUB	697,903
Total Russia					1,338,531
Total Sovereign Bonds (Cost — $11,859,620)					12,011,088
U.S. Government & Agency Obligations — 13.2%
U.S. Government Obligations — 13.2%
U.S. Treasury Bonds	3.750%	11/15/43	8,200,000		9,641,084
U.S. Treasury Bonds	2.875%	11/15/46	910,000		915,208
U.S. Treasury Bonds	3.000%	2/15/47	590,000		608,748
U.S. Treasury Bonds	3.000%	5/15/47	2,660,000		2,745,671
U.S. Treasury Notes	1.750%	6/30/22	3,570,000		3,547,198
U.S. Treasury Notes	2.125%	3/31/24	1,730,000		1,731,554
U.S. Treasury Notes	2.000%	6/30/24	3,280,000		3,251,428
U.S. Treasury Notes	2.125%	5/15/25	2,730,000		2,713,312
U.S. Treasury Notes	2.250%	11/15/25	10,000		10,004
U.S. Treasury Notes	2.375%	5/15/27	410,000		412,651
Total U.S. Government & Agency Obligations (Cost — $25,316,625)					25,576,858
U.S. Treasury Inflation Protected Securities — 3.3%
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/45	1,266,726		1,190,133
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/21	2,640,922		2,637,853
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/22	683,645		680,726
U.S. Treasury Notes, Inflation Indexed	0.125%	7/15/26	1,866,637		1,801,708
Total U.S. Treasury Inflation Protected Securities (Cost — $6,269,062)					6,310,420

See Notes to Financial Statements.

22	Western Asset Core Plus VIT Portfolio 2017 Semi-Annual Report

Western Asset Core Plus VIT Portfolio

Security		Shares	Value
Common Stocks — 0.5%
Consumer Discretionary — 0.1%
Hotels, Restaurants & Leisure — 0.1%
Bossier Casino Venture Holdco Inc.		22,038	$207,157	*(c)(d)
Media — 0.0%
New Cotai LLC/New Cotai Capital Corp., Class B Shares		1	16,448	*(c)(d)
Total Consumer Discretionary			223,605
Energy — 0.3%
Energy Equipment & Services — 0.3%
KCAD Holdings I Ltd.		108,106,087	572,962	*(c)(d)
Oil, Gas & Consumable Fuels — 0.0%
MWO Holdings LLC		146	24,414	*(c)(d)
Total Energy			597,376
Industrials — 0.1%
Marine — 0.1%
Tricer HoldCo, S.C.A.		17,686	45,630	*(c)(d)
Road & Rail — 0.0%
Jack Cooper Enterprises Inc.		965	0	*(a)(c)(d)(i)
Total Industrials			45,630
Materials — 0.0%
Metals & Mining — 0.0%
Mirabela Nickel Ltd.		638,674	0	*(c)(d)(i)
Total Common Stocks (Cost — $1,283,957)			866,611

	Rate
Preferred Stocks — 0.4%
Financials — 0.4%
Consumer Finance — 0.1%
GMAC Capital Trust I	6.967%	9,199	241,014	(f)
Diversified Financial Services — 0.3%
Citigroup Capital XIII	7.542%	19,800	514,404	(f)
Total Financials			755,418
Industrials — 0.0%
Marine — 0.0%
Tricer Tracking Preferred Equity Certificates	8.000%	7,860,600	78,606	*(c)(d)
Total Preferred Stocks (Cost — $1,337,510)			834,024

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2017 Semi-Annual Report	23

Schedule of investments (unaudited) (cont’d)

June 30, 2017

Western Asset Core Plus VIT Portfolio

Security	Expiration Date	Contracts	Notional Amount†		Value
Purchased Options — 0.1%
Exchange-Traded Purchased Options — 0.1%
Euro Bund Futures, Put @ 164.00EUR	7/21/17	9	900,000	EUR	$23,231
Euro Bund Futures, Put @ 164.50EUR	7/21/17	5	500,000	EUR	15,476
Eurodollar Futures, Put @ $98.63	9/18/17	22	55,000		1,788
U.S. Treasury 5-Year Notes Futures, Call @ $118.50	7/7/17	13	13,000		203
U.S. Treasury 5-Year Notes Futures, Call @ $118.50	7/21/17	24	24,000		1,688
U.S. Treasury 5-Year Notes Futures, Call @ $118.75	8/25/17	21	21,000		2,953
U.S. Treasury 10-Year Notes Futures, Call @ $126.25	7/21/17	22	22,000		4,813
U.S. Treasury 10-Year Notes Futures, Call @ $126.50	7/21/17	41	41,000		6,406
U.S. Treasury 10-Year Notes Futures, Call @ $127.00	7/21/17	43	43,000		3,359
U.S. Treasury 10-Year Notes Futures, Call @ $127.50	7/21/17	7	7,000		328
U.S. Treasury 10-Year Notes Futures, Put @ $124.50	9/22/17	3	3,000		2,250
U.S. Treasury 10-Year Notes Futures, Put @ $125.50	7/21/17	7	7,000		3,500
U.S. Treasury 10-Year Notes Futures, Put @ $125.50	8/25/17	21	21,000		17,073
U.S. Treasury 10-Year Notes Futures, Put @ $125.75	7/21/17	14	14,000		8,750
U.S. Treasury 10-Year Notes Futures, Put @ $126.00	7/21/17	28	28,000		21,438
U.S. Treasury Long-Term Bonds Futures, Call @ $155.00	7/21/17	7	7,000		4,487
U.S. Treasury Long-Term Bonds Futures, Call @ $157.00	7/21/17	16	16,000		3,500
U.S. Treasury Long-Term Bonds Futures, Call @ $158.00	7/21/17	29	29,000		4,078
Total Purchased Options (Cost — $158,923)					125,321
Total Investments before Short-Term Investments (Cost — $194,182,855)					194,442,427

	Rate		Shares
Short-Term Investments — 6.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost—$12,578,688)	0.935%		12,578,688		12,578,688
Total Investments — 107.2% (Cost — $206,761,543#)					207,021,115
Liabilities in Excess of Other Assets — (7.2)%					(13,844,957)
Total Net Assets — 100.0%					$193,176,158

†	Face amount/Notional amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.

(c)	Security is valued using significant unobservable inputs (See Note 1).

(d)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

See Notes to Financial Statements.

24	Western Asset Core Plus VIT Portfolio 2017 Semi-Annual Report

Western Asset Core Plus VIT Portfolio

(e)	Security is purchased on a when-issued basis.

(f)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(g)	Security has no maturity date. The date shown represents the next call date.

(h)	The coupon payment on these securities is currently in default as of June 30, 2017.

(i)	Value is less than $1.

(j)	This security is traded on a to-be-announced (“TBA”) basis. At June 30, 2017, the Portfolio held TBA securities with a total cost of $18,442,884 (See Note 1).

(k)	Senior loans may be considered restricted in that the Portfolio ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(l)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(m)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ARS	— Argentine Peso
BRL	— Brazilian Real
CLO	— Collateral Loan Obligation
CNY	— Chinese Yuan Renminbi
EUR	— Euro
GBP	— British Pound
IO	— Interest Only
MXN	— Mexican Peso
PAC	— Planned Amortization Class
RUB	— Russian Ruble
STRIPS	— Separate Trading of Registered Interest and Principal Securities

Schedule of Exchange-Traded Written Options
Security	Expiration Date	Strike Price		Contracts	Notional Amount†		Value
Euro-Bund Future, Call	7/21/17	165.50	EUR	16	1,600,000	EUR	$548
Euro-Bund Future, Put	7/21/17	162.00	EUR	16	1,600,000	EUR	16,082
Euro-Bund Future, Put	7/21/17	162.50	EUR	18	1,800,000	EUR	23,643
U.S. Treasury 10-Year Notes Futures, Call	8/25/17	$128.00		40	40,000		5,625
U.S. Treasury 10-Year Notes Futures, Call	8/25/17	129.00		47	47,000		2,938
U.S. Treasury 10-Year Notes Futures, Call	7/21/17	129.00		34	34,000		531
U.S. Treasury Long-Term Bonds Futures, Call	8/25/17	160.00		20	20,000		5,000
U.S. Treasury Long-Term Bonds Futures, Call	7/21/17	159.00		7	7,000		656
U.S. Treasury Long-Term Bonds Futures, Call	8/25/17	159.00		8	8,000		2,750
U.S. Treasury Long-Term Bonds Futures, Call	8/25/17	161.00		12	12,000		2,250
Total Written Options (Premiums received — $66,831)							$60,023

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2017 Semi-Annual Report	25

Schedule of investments (unaudited) (cont’d)

June 30, 2017

Western Asset Core Plus VIT Portfolio

Abbreviations used in this schedule:
EUR	— Euro

†	Notional amount denominated in U.S. dollars, unless otherwise noted.

At June 30, 2017, the Portfolio had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	75	12/18	$18,355,556	$18,412,500	$56,944
Euro BTP	36	9/17	5,500,592	5,556,604	56,012
U.S. Treasury 2-Year Notes	15	9/17	3,245,211	3,241,641	(3,570)
U.S. Treasury 5-Year Notes	385	9/17	45,477,216	45,366,836	(110,380)
U.S. Treasury 10-Year Notes	398	9/17	50,167,358	49,961,438	(205,920)
U.S. Treasury 10-Year Notes	1	12/17	126,066	125,188	(878)
U.S. Treasury Ultra Long-Term Bonds	78	9/17	12,725,579	12,938,250	212,671
					4,879
Contracts to Sell:
90-Day Eurodollar	53	9/17	13,070,728	13,070,463	265
90-Day Eurodollar	90	12/17	22,180,283	22,168,125	12,158
90-Day Eurodollar	14	6/18	3,445,530	3,442,775	2,755
90-Day Eurodollar	14	9/18	3,443,255	3,440,150	3,105
90-Day Eurodollar	75	12/19	18,297,631	18,366,563	(68,932)
Euro-Bund	77	9/17	14,464,438	14,235,742	228,696
Japanese 10-Year Bonds	5	9/17	6,699,675	6,673,038	26,637
U.S. Treasury Long-Term Bonds	87	9/17	13,414,280	13,370,813	43,467
U.S. Treasury Ultra 10-Year Notes	163	9/17	21,978,961	21,974,438	4,523
					252,674
Net unrealized appreciation on open futures contracts					$257,553

At June 30, 2017, the Portfolio had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	22,588	EUR	20,000	BNP Paribas	7/20/17	$(272)
USD	5,228,323	MXN	99,285,850	Bank of America N.A.	7/20/17	(229,315)
USD	871,706	MXN	16,360,785	Bank of America N.A.	7/20/17	(27,629)
BRL	6,350,000	USD	1,907,308	Barclays Bank PLC	7/20/17	3,253
BRL	254,400	USD	76,412	Barclays Bank PLC	7/20/17	130
CAD	4,201,995	USD	3,154,532	Barclays Bank PLC	7/20/17	86,692

See Notes to Financial Statements.

26	Western Asset Core Plus VIT Portfolio 2017 Semi-Annual Report

Western Asset Core Plus VIT Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	2,118,825	USD	1,578,107	Barclays Bank PLC	7/20/17	$56,256
CNY	17,564,000	USD	2,582,561	Barclays Bank PLC	7/20/17	5,985
EUR	920,000	USD	1,032,721	Barclays Bank PLC	7/20/17	18,864
INR	72,690,000	USD	1,116,076	Barclays Bank PLC	7/20/17	6,327
USD	2,521,390	CNY	17,564,000	Barclays Bank PLC	7/20/17	(67,157)
USD	210,271	EUR	197,294	Barclays Bank PLC	7/20/17	(15,242)
USD	112,601	EUR	100,000	Barclays Bank PLC	7/20/17	(1,702)
USD	2,309,950	GBP	1,844,304	Barclays Bank PLC	7/20/17	(93,317)
USD	7,554,402	JPY	824,789,608	Barclays Bank PLC	7/20/17	216,659
USD	1,847,898	TWD	56,250,000	Barclays Bank PLC	7/20/17	(2,090)
CNH	16,350,000	USD	2,397,888	Citibank N.A.	7/20/17	10,743
USD	2,350,489	CNH	16,350,000	Citibank N.A.	7/20/17	(58,142)
MXN	95,409,461	USD	4,985,029	Goldman Sachs Group Inc.	7/20/17	259,528
IDR	14,825,030,000	USD	1,109,243	JPMorgan Chase & Co.	7/20/17	1,285
USD	2,564,088	CNY	17,564,000	Barclays Bank PLC	10/19/17	(10,349)
USD	2,382,167	CNH	16,350,000	Citibank N.A.	10/19/17	(11,529)
Total						$148,978

Abbreviations used in this table:
BRL	— Brazilian Real
CAD	— Canadian Dollar
CNH	— Yuan Renminbi Offshore
CNY	— Chinese Yuan Renminbi
EUR	— Euro
GBP	— British Pound
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
MXN	— Mexican Peso
TWD	— Taiwan Dollar
USD	— United States Dollar

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2017 Semi-Annual Report	27

Schedule of investments (unaudited) (cont’d)

June 30, 2017

Western Asset Core Plus VIT Portfolio

At June 30, 2017, the Portfolio had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
	Notional Amount	Termination Date	Payments Made by the Portfolio†	Payments Received by the Portfolio†	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
	$7,100,000	6/13/21	1.185% semi-annually	3-Month LIBOR quarterly	—	$(180,362)
	28,408,000	5/15/23	1.267% semi-annually	3-Month LIBOR quarterly	$835,407	375,904
	597,000	11/15/43	2.468% semi-annually	3-Month LIBOR quarterly	—	12,526
Total	$36,105,000				$835,407	$208,068

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Portfolio†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Markit CDX.NA.IG.27 Index	$3,567,000	12/20/21	1.000% quarterly	$73,471	$54,137	$19,334
Markit CDX.NA.IG.28 Index	4,130,000	6/20/22	1.000% quarterly	76,693	76,667	26
Total	$7,697,000			$150,164	$130,804	$19,360

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — BUY PROTECTION[4]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Made by the Portfolio†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Markit CDX.NA.HY.28 Index	$3,873,000	6/20/22	5.000% quarterly	$(265,624)	$(285,143)	$19,519

[1]

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

[4]

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

†	Percentage shown is an annual percentage rate.

See Notes to Financial Statements.

28	Western Asset Core Plus VIT Portfolio 2017 Semi-Annual Report

Statement of assets and liabilities (unaudited)

June 30, 2017

Assets:
Investments, at value (Cost — $206,761,543)	$207,021,115
Foreign currency, at value (Cost — $1,915,600)	1,964,563
Cash	3,900
Receivable for securities sold	1,662,379
Interest receivable	1,133,426
Unrealized appreciation on forward foreign currency contracts	665,722
Deposits with brokers for centrally cleared swap contracts	563,019
Deposits with brokers for open futures contracts	516,667
Foreign currency collateral for open futures contracts, at value (Cost — $495,632)	494,509
Receivable from broker — variation margin on open futures contracts	200,809
Receivable for Portfolio shares sold	195,336
Deposits with brokers for forward foreign currency contracts	50,000
Receivable from broker — variation margin on centrally cleared swaps	46,305
Deposits with brokers for written options	13,168
Deposits with brokers for purchased options	3,003
Prepaid expenses	4,214
Total Assets	214,538,135

Liabilities:
Payable for securities purchased	20,586,701
Unrealized depreciation on forward foreign currency contracts	516,744
Investment management fee payable	50,104
Payable for Portfolio shares repurchased	40,565
Written options, at value (premiums received — 66,831)	60,023
Service and/or distribution fees payable	24,750
Trustees’ fees payable	1,571
Accrued expenses	81,519
Total Liabilities	21,361,977
Total Net Assets	$193,176,158

Net Assets:
Par value (Note 7)	$331
Paid-in capital in excess of par value	206,089,107
Undistributed net investment income	1,920,528
Accumulated net realized loss on investments, futures contracts, written options, swap contracts, forward foreign currency contracts and foreign currency transactions	(15,795,463)
Net unrealized appreciation on investments, futures contracts, written options, swap contracts, forward foreign currency contracts and foreign currencies	961,655
Total Net Assets	$193,176,158

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2017 Semi-Annual Report	29

Statement of assets and liabilities (unaudited) (cont’d)

June 30, 2017

Net Assets:
Class I	$72,009,810
Class II	$121,166,348

Shares Outstanding:
Class I	12,314,542
Class II	20,769,186

Net Asset Value:
Class I	$5.85
Class II	$5.83

See Notes to Financial Statements.

30	Western Asset Core Plus VIT Portfolio 2017 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended June 30, 2017

Investment Income:
Interest	$6,129,695
Dividends	35,440
Less: Foreign taxes withheld	(277)
Total Investment Income	6,164,858

Expenses:
Investment management fee (Note 2)	855,584
Service and/or distribution fees (Notes 2 and 5)	385,993
Fund accounting fees	37,950
Shareholder reports	35,656
Audit and tax fees	23,562
Legal fees	20,305
Custody fees	14,042
Trustees’ fees	4,321
Insurance	3,493
Commitment fees (Note 8)	3,095
Transfer agent fees (Note 5)	765
Interest expense	440
Miscellaneous expenses	8,427
Total Expenses	1,393,633
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(57,343)
Net Expenses	1,336,290
Net Investment Income	4,828,568

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	(10,648,023)
Futures contracts	784,598
Written options	805,820
Swap contracts	1,674,676
Forward foreign currency contracts	1,849,294
Foreign currency transactions	116,654
Net Realized Loss	(5,416,981)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	13,794,502
Futures contracts	388,200
Written options	(96,386)
Swap contracts	(1,501,908)
Forward foreign currency contracts	(1,848,454)
Foreign currencies	102,977
Change in Net Unrealized Appreciation (Depreciation)	10,838,931
Net Gain on Investments, Futures Contracts, Written Options, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	5,421,950
Increase in Net Assets From Operations	$10,250,518

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2017 Semi-Annual Report	31

Statements of changes in net assets

For the Six Months Ended June 30, 2017 (unaudited) and the Year Ended December 31, 2016	2017	2016

Operations:
Net investment income	$4,828,568	$11,728,235
Net realized gain (loss)	(5,416,981)	3,462,838
Change in net unrealized appreciation (depreciation)	10,838,931	(2,194,471)
Increase in Net Assets From Operations	10,250,518	12,996,602

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(2,000,009)	(13,150,182)
Decrease in Net Assets From Distributions to Shareholders	(2,000,009)	(13,150,182)

Portfolio Share Transactions (Note 7):
Net proceeds from sale of shares	52,907,802	408,063,479
Reinvestment of distributions	2,000,009	13,150,182
Cost of shares repurchased	(504,563,563)	(211,053,347)
Increase (Decrease) in Net Assets From Portfolio Share Transactions	(449,655,752)	210,160,314
Increase (Decrease) in Net Assets	(441,405,243)	210,006,734

Net Assets:
Beginning of period	634,581,401	424,574,667
End of period*	$193,176,158	$634,581,401
*Includes undistributed (overdistributed) net investment income, respectively, of:	$1,920,528	$(908,031)

See Notes to Financial Statements.

32	Western Asset Core Plus VIT Portfolio 2017 Semi-Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1,2]	2017[3]	2016	2015	2014	2013	2012

Net asset value, beginning of period	$5.70	$5.58	$5.60	$6.08	$6.00	$5.54

Income (loss) from operations:
Net investment income	0.08	0.15	0.22	0.41	0.44	0.47
Net realized and unrealized gain (loss)	0.13	0.10	(0.15)	(0.43)	0.11	0.52
Total income (loss) from operations	0.21	0.25	0.07	(0.02)	0.55	0.99

Less distributions from:
Net investment income	(0.06)	(0.13)	(0.09)	(0.46)	(0.47)	(0.53)
Total distributions	(0.06)	(0.13)	(0.09)	(0.46)	(0.47)	(0.53)

Net asset value, end of period	$5.85	$5.70	$5.58	$5.60	$6.08	$6.00
Total return[4]	3.71%	4.55%	1.20%	(0.33)%	9.21%	17.88%

Net assets, end of period (millions)	$72	$71	$77	$90	$108	$120

Ratios to average net assets:
Gross expenses	0.57%[5]	0.50%	0.65%	0.75%	0.74%	0.72%
Net expenses[6]	0.54 [5,7]	0.50	0.60 [7]	0.75	0.74	0.72
Net investment income	2.88 [5]	2.63	3.79	6.54	6.97	7.86

Portfolio turnover rate	114%	108%[8]	185%[8]	68%	75%	76%

[1]	In April 2015, the Portfolio’s outstanding class of shares, which was previously unnamed, became known as Class I shares.

[2]	Per share amounts have been calculated using the average shares method.

[3]	For the six months ended June 30, 2017 (unaudited).

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, effective April 15, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.54%. This expense limitation arrangement cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent. Prior to April 15, 2015, the expense limitation was 1.00%.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 212% for the six months ended June 30, 2017, 280% and 417% for the years ended December 31, 2016 and 2015, respectively.

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2017 Semi-Annual Report	33

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class II Shares[1]	2017[2]	2016	2015[3]

Net asset value, beginning of period	$5.69	$5.57	$5.77

Income (loss) from operations:
Net investment income	0.07	0.14	0.08
Net realized and unrealized gain (loss)	0.13	0.10	(0.20)
Total income (loss) from operations	0.20	0.24	(0.12)

Less distributions from:
Net investment income	(0.06)	(0.12)	(0.08)
Total distributions	(0.06)	(0.12)	(0.08)

Net asset value, end of period	$5.83	$5.69	$5.57
Total return[4]	3.54%	4.17%	(1.85)%

Net assets, end of period (millions)	$121	$563	$348

Ratios to average net assets:
Gross expenses	0.77%[5]	0.76%	0.76%[5]
Net expenses[6]	0.74 [5,7]	0.76	0.71 [5,7]
Net investment income	2.46 [5]	2.36	2.05 [5]

Portfolio turnover rate[8]	114%	108%	185%[9]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2017 (unaudited).

[3]	For the period May 1, 2015 (inception date) to December 31, 2015.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class II shares did not exceed 0.79%. This expense limitation arrangement cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 212% for the six months ended June 30, 2017, 280% and 417% for the years ended December 31, 2016 and 2015, respectively.

[9]	For the year ended December 31, 2015.

See Notes to Financial Statements.

34	Western Asset Core Plus VIT Portfolio 2017 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Core Plus VIT Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

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Notes to financial statements (unaudited) (cont’d)

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

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The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Long-term investments†:
Corporate bonds & notes:
Consumer discretionary	—	$5,342,851	$402,320		$5,745,171
Financials	—	19,323,295	2,003,781		21,327,076
Materials	—	2,729,906	0	*	2,729,906
Other corporate bonds & notes	—	23,939,840	—		23,939,840
Asset-backed securities	—	2,813,443	2,872,814		5,686,257
Collateralized mortgage obligations	—	31,024,240	477,302		31,501,542
Mortgage-backed securities	—	50,919,704	—		50,919,704
Senior loans:
Consumer discretionary	—	2,467,439	79,911		2,547,350
Materials	—	583,386	39,105		622,491
Other senior loans	—	3,698,768	—		3,698,768
Sovereign bonds	—	12,011,088	—		12,011,088
U.S. government & agency obligations	—	25,576,858	—		25,576,858
U.S. Treasury inflation protected securities	—	6,310,420	—		6,310,420
Common stocks:
Consumer discretionary	—	—	223,605		223,605
Energy	—	—	597,376		597,376
Industrials	—	—	45,630		45,630
Materials	—	—	0	*	0	*
Preferred stocks:
Financials	$755,418	—	—		755,418
Industrials	—	—	78,606		78,606
Purchased options	125,321	—	—		125,321
Total long-term investments	880,739	186,741,238	6,820,450		194,442,427
Short-term investments†	12,578,688	—	—		12,578,688
Total investments	$13,459,427	$186,741,238	$6,820,450		$207,021,115

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Notes to financial statements (unaudited) (cont’d)

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other financial instruments:
Forward foreign currency contracts	—	$665,722	—	$665,722
Futures contracts	$647,233	—	—	647,233
Centrally cleared credit default swaps on credit indices — buy protection	—	19,519	—	19,519
Centrally cleared credit default swaps on credit indices — sell protection	—	19,360	—	19,360
Centrally cleared interest rate swaps	—	388,430	—	388,430
Total other financial instruments	$647,233 $	$1,093,031	—	$1,740,264
Total	$14,106,660	$187,834,269	$6,820,450	$208,761,379

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other financial instruments:
Written options	$60,023	—	—	$60,023
Forward foreign currency contracts	—	$516,744	—	516,744
Futures contracts	389,680	—	—	389,680
Centrally cleared interest rate swaps	—	180,362	—	180,362
Total	$449,703	$697,106	—	$1,146,809

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Corporate Bonds & Notes
Investments in Securities	Consumer Discretionary	Financials	Materials		Asset-Backed Securities	Collateralized Mortgage Obligations
Balance as of December 31, 2016	$362,461	$1,920,356	$0	*	$1,653,650	$3,150,386
Accrued premiums/discounts	5,069	1,413	—		—	—
Realized gain (loss)[1]	—	(2,119)	—		—	(4,981)
Change in unrealized appreciation (depreciation)[2]	(5,069)	94,402	—		(3,921)	(71)
Purchases	39,859	—	—		—	—
Sales	—	(10,271)	—		—	(1,774,607)
Transfers into Level 3[3]	—	—	—		1,475,054	477,302
Transfers out of Level 3[4]	—	—	—		(251,969)	(1,370,727)
Balance as of June 30, 2017	$402,320	$2,003,781	$0	*	$2,872,814	$477,302
Net change in unrealized appreciation (depreciation) for investments in securities still held at June 30, 2017[2]	$(5,069)	$94,402	—		$(3,921)	—

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	Senior Loans
Investments in Securities (cont’d)	Consumer Discretionary	Energy	Materials	Utilities
Balance as of December 31, 2016	—	$131,401	—	$192,373
Accrued premiums/discounts	—	192	—	(894)
Realized gain (loss)[1]	—	(9,877)	—	(66,082)
Change in unrealized appreciation (depreciation)[2]	—	10,802	—	20,347
Purchases	—	—	—	2,162
Sales	—	(132,518)	—	(147,906)
Transfers into Level 3[3]	$79,911	—	$39,105	—
Transfers out of Level 3	—	—	—	—
Balance as of June 30, 2017	$79,911	—	$39,105	—
Net change in unrealized appreciation (depreciation) for investments in securities still held at June 30, 2017[2]	—	—	—	—

	Common Stocks						Preferred Stocks
Investments in Securities (cont’d)	Consumer Discretionary	Energy	Health Care	Industrials	Materials		Industrials	Warrants		Total
Balance as of December 31, 2016	$239,680	$1,117,267	$42,420	$23,876	$0	*	$106,087	$0	*	8,939,957
Accrued premiums/discounts	—	—	—	—	—		—	—		5,780
Realized gain (loss)[1]	—	—	16,576	—	—		—	256		(66,227)
Change in unrealized appreciation (depreciation)[2]	(16,075)	(519,891)	(14,267)	21,754	—		(27,481)	—		(439,470)
Purchases	—	—	—	—	0	*	—	—		42,021
Sales	—	—	(44,729)	—	—		—	(256)		(2,110,287)
Transfers into Level 3[3]	—	—	—	—			—	—		2,071,372
Transfers out of Level 3[4]	—	—	—	—			—	—		(1,622,696)
Balance as of June 30, 2017	$223,605	$597,376	—	$45,630	$0	*	$78,606	—		$6,820,450
Net change in unrealized appreciation (depreciation) for investments in securities still held at June 30, 2017[2]	$(16,075)	$(519,890)	—	$21,754	—		$(27,481)	—		$(456,280)

The Portfolio’s policy is to recognize transfers between levels as of the end of the reporting period.

*	Amount represents less than $1.

[1]	This amount is included in net realized gain (loss) from investment transactions in the accompanying Statement of Operations.

[2]

This amount is included in the change in net unrealized appreciation (depreciation) in the accompanying Statement of Operations. Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[3]	Transferred into Level 3 as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable inputs.

[4]	Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.

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Notes to financial statements (unaudited) (cont’d)

(b) Repurchase agreements. The Portfolio may enter into repurchase agreements with institutions that its subadviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Portfolio acquires a debt security subject to an obligation of the seller to repurchase, and of the Portfolio to resell, the security at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian, acting on the Portfolio’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolio generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolio seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

(c) Securities traded on a to-be-announced basis. The Portfolio may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Portfolio commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Portfolio. Beginning on the date the Portfolio enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(d) Mortgage dollar rolls. The Portfolio may enter into mortgage dollar rolls in which the Portfolio sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date.

The Portfolio executes its mortgage dollar rolls entirely in the TBA market, whereby the Portfolio makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date. The Portfolio accounts for mortgage dollar rolls as purchases and sales.

The risk of entering into mortgage dollar rolls is that the market value of the securities the Portfolio is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Portfolio’s use of the proceeds of the mortgage dollar roll may be

40	Western Asset Core Plus VIT Portfolio 2017 Semi-Annual Report

restricted pending a determination by the counterparty, or its trustee or receiver, whether to enforce the Portfolio’s obligation to repurchase the securities.

(e) Securities traded on a when-issued basis. The Portfolio may trade securities on a when-issued basis. In a when-issued transaction, the securities are purchased or sold by the Portfolio with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Portfolio at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(f) Inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation. As the index measuring inflation changes, the principal value or interest rate of inflation-indexed bonds will be adjusted accordingly. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as an increase or decrease to investment income on the Statement of Operations. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

(g) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Portfolio does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of,

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Notes to financial statements (unaudited) (cont’d)

among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(h) Forward foreign currency contracts. The Portfolio enters into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Portfolio bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(i) Swap agreements. The Portfolio invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Portfolio has credit exposure to the counterparties of OTC Swaps.

In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Portfolio is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Portfolio is required to deposit initial margin with the broker in the form of cash or securities.

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Portfolio’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the

42	Western Asset Core Plus VIT Portfolio 2017 Semi-Annual Report

counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

OTC swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Portfolio are recognized as a realized gain or loss in the Statement of Operations.

The Portfolio’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of June 30, 2017, the total notional value of all credit default swaps to sell protection was $7,697,000. This amount would be offset by the value of the swap’s reference entity, upfront premiums received on the swap and any amounts received from the settlement of a credit default swap where the Portfolio bought protection for the same referenced security/entity.

For average notional amounts of swaps held during the six months ended June 30, 2017, see Note 4.

Credit default swaps

The Portfolio enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Portfolio may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Portfolio has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Portfolio generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Portfolio could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Portfolio effectively adds leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter

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Notes to financial statements (unaudited) (cont’d)

into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of credit default swap agreements on corporate or sovereign issues are disclosed in the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.

The Portfolio’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty). As the protection seller, the Portfolio’s maximum risk is the notional amount of the contract. Credit default swaps are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

Interest rate swaps

The Portfolio enters into interest rate swap contracts to manage its exposure to interest rate risk. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Portfolio may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate, on a notional principal amount. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. When a swap contract is terminated early, the Portfolio records a realized gain or loss equal to the difference between the original cost and the settlement amount of the closing transaction.

The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the agreement. The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty.

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(j) Purchased options. When the Portfolio purchases an option, an amount equal to the premium paid by the Portfolio is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, the Portfolio realizes a loss equal to the amount of premium paid. When an instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the instrument acquired or deducted from the proceeds of the instrument sold. The risk associated with purchasing put and call options is limited to the premium paid.

(k) Written options. When the Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Portfolio’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Portfolio from the exercise of the written put option to form the Portfolio’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Portfolio.

The risk in writing a covered call option is that the Portfolio may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Portfolio is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

(l) Futures contracts. The Portfolio uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Portfolio is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Portfolio each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized gains or losses in the Statement

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Notes to financial statements (unaudited) (cont’d)

of Operations and the Portfolio recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

(m) Options on futures contracts. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in the underlying futures contract at the specified option exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account that represents the amount by which the market price of the futures contract exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. Because the value of the option is fixed at the point of purchase, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option changes daily and that change would be reflected in the net asset value of the Portfolio. The potential for loss related to writing call options is unlimited. The potential for loss related to writing put options is limited only by the aggregate strike price of the put option less the premium received.

(n) Stripped securities. The Portfolio may invest in ‘‘Stripped Securities,’’ a term used collectively for components, or strips, of fixed income securities. Stripped Securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons, or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, rates of pre-payment, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Portfolio may not fully recoup its initial investment in IO’s.

(o) Loan participations. The Portfolio may invest in loans arranged through private negotiation between one or more financial institutions. The Portfolio’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or

46	Western Asset Core Plus VIT Portfolio 2017 Semi-Annual Report

any rights of off-set against the borrower and the Portfolio may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Portfolio assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Portfolio and the borrower. In the event of the insolvency of the lender selling the participation, the Portfolio may be treated as a general creditor of the lender and may not benefit from any off-set between the lender and the borrower.

(p) Credit and market risk. The Portfolio invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Portfolio’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Portfolio. The Portfolio’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(q) Foreign investment risks. The Portfolio’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject the Portfolio to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(r) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Portfolio may invest in certain securities or engage in other transactions, where the Portfolio is exposed to counterparty credit risk in addition to broader market risks. The Portfolio may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Portfolio’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners,

Western Asset Core Plus VIT Portfolio 2017 Semi-Annual Report	47

Notes to financial statements (unaudited) (cont’d)

(ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Portfolio to increased risk of loss.

The Portfolio has entered into master agreements with certain of its derivative counterparties that provide for general obligations, representations, agreements, collateral, events of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Portfolio’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Portfolio under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

Absent an event of default by the counterparty or a termination of the agreement, the terms of the master agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Portfolio and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

As of June 30, 2017, the Portfolio held forward foreign currency contracts with credit related contingent features which had a liability position of $516,744. If a contingent feature in the master agreements would have been triggered, the Portfolio would have been required to pay this amount to its derivatives counterparties. As of June 30, 2017, the Portfolio had posted with its counterparties cash and/or securities as collateral to cover the net liability of these derivatives amounting to $50,000, which could be used to reduce the required payment.

(s) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Portfolio determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Portfolio may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

48	Western Asset Core Plus VIT Portfolio 2017 Semi-Annual Report

(t) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Portfolio are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(u) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Portfolio on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(v) Compensating balance arrangements. The Portfolio has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Portfolio’s cash on deposit with the bank.

(w) Federal and other taxes. It is the Portfolio’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Portfolio’s financial statements.

Management has analyzed the Portfolio’s tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2016, no provision for income tax is required in the Portfolio’s financial statements. The Portfolio’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(x) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager. Western Asset Management Company (“Western Asset”), Western Asset Management Company Limited (“Western Asset Limited”), Western Asset Management Company Pte. Ltd. in Singapore (“Western Singapore”) and Western Asset Management Company Ltd. in Japan (“Western Japan”) are the Portfolio’s subadvisers. LMPFA, Western Asset, Western Asset Limited, Western Singapore and Western Japan are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Portfolio pays a management fee, calculated daily and paid monthly at an annual rate of 0.45% of the first $500 million, 0.425% of the next $500 million and 0.40% of assets over $1 billion of its average daily net assets.

Western Asset Core Plus VIT Portfolio 2017 Semi-Annual Report	49

Notes to financial statements (unaudited) (cont’d)

LMPFA provides administrative and certain oversight services to the Portfolio. LMPFA delegates to the subadvisers the day-to-day portfolio management of the Portfolio. Western Asset Limited, Western Asset Japan and Western Asset Singapore provide certain subadvisory services related to currency transactions and investments in non-U.S. dollar- denominated securities and related foreign currency instruments. For its services, LMPFA pays Western Asset monthly 70% of the net management fee it receives from the Portfolio. In turn, Western Asset pays Western Asset Limited, Western Singapore and Western Japan monthly a subadvisory fee of 0.30% on the assets managed by Western Asset Limited, Western Singapore and Western Japan.

As a result of expense limitation arrangements between the Portfolio and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I and Class II shares did not exceed 0.54% and 0.79%, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent.

During the six months ended June 30, 2017, fees waived and/or expenses reimbursed amounted to $57,343.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Portfolio, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason Investor Services, LLC, a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Portfolio’s sole and exclusive distributor.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended June 30, 2017, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$45,339,254	$743,721,186
Sales	244,692,458	975,299,838

50	Western Asset Core Plus VIT Portfolio 2017 Semi-Annual Report

At June 30, 2017, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$4,708,626
Gross unrealized depreciation	(4,449,054)
Net unrealized appreciation	$259,572

During the six months ended June 30, 2017, written option transactions for the Portfolio were as follows:

	Number of Contracts/ Notional Amount	Premiums
Written options, outstanding as of December 31,2016	9,060,670	$336,681
Options written	12,683,881	1,269,123
Options closed	(7,482,082)	(863,339)
Options exercised	—	—
Options expired	(14,262,251)	(675,634)
Written options, outstanding as of June 30, 2017	218	$66,831

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at June 30, 2017.

ASSET DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Purchased options[2]	$125,321	—	—	$125,321
Futures contracts[3]	647,233	—	—	647,233
Centrally cleared swap contracts[4]	388,430	—	$38,879	427,309
Forward foreign currency contracts	—	$665,722	—	665,722
Total	$1,160,984	$665,722	$38,879	$1,865,585

LIABILITY DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Total
Written options	$60,023	—	$60,023
Futures contracts[3]	389,680	—	389,680
Centrally cleared swap contracts[4]	180,362	—	180,362
Forward foreign currency contracts	—	$516,744	516,744
Total	$630,065	$516,744	$1,146,809

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

[2]	Market value of purchased options is reported in Investments at value in the Statement of Assets and Liabilities.

[3]

Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

[4]

Includes cumulative appreciation (depreciation) of centrally cleared swap contracts as reported in the Schedule of Investments. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

Western Asset Core Plus VIT Portfolio 2017 Semi-Annual Report	51

Notes to financial statements (unaudited) (cont’d)

The following tables provide information about the effect of derivatives and hedging activities on the Portfolio’s Statement of Operations for the six months ended June 30, 2017. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Portfolio’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Purchased options[1]	$(298,519)	$(208,401)	—	$(506,920)
Written options	640,595	165,225	—	805,820
Futures contracts	784,598	—	—	784,598
Swap contracts	1,669,359	—	$5,317	1,674,676
Forward foreign currency contracts	—	1,849,294	—	1,849,294
Total	$2,796,033	$1,806,118	$5,317	$4,607,468

[1]	Net realized gain (loss) from purchased options is reported in net realized gain (loss) from investment transactions in the Statement of Operations.

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Purchased options[1]	$(30,890)	$(154,600)	—	$(185,490)
Written options	(23,163)	(73,223)	—	(96,386)
Futures contracts	388,200	—	—	388,200
Swap contracts	(1,540,787)	—	$38,879	(1,501,908)
Forward foreign currency contracts	—	(1,848,454)	—	(1,848,454)
Total	$(1,206,640)	$(2,076,277)	$38,879	$(3,244,038)

[1]	The change in unrealized appreciation (depreciation) from purchased options is reported in the change in net unrealized appreciation (depreciation) from investments in the Statement of Operations.

During the six months ended June 30, 2017, the volume of derivative activity for the Portfolio was as follows:

Average Market Value
Purchased options	$414,296
Written options	197,277
Futures contracts (to buy)	208,654,234
Futures contracts (to sell)	164,048,174
Forward foreign currency contracts (to buy)	20,713,090
Forward foreign currency contracts (to sell)	40,542,220

Average Notional Balance
Interest rate swap contracts	$60,786,429
Credit default swap contracts (to buy protection)	1,194,981
Credit default swap contracts (to sell protection)	2,628,286

52	Western Asset Core Plus VIT Portfolio 2017 Semi-Annual Report

The following table presents by financial instrument, the Portfolio’s derivative assets net of the related collateral received by the Portfolio at June 30, 2017:

	Gross Amount of Derivative Assets in the Statement of Assets and Liabilities[1]	Collateral Received	Net Amount
Purchased options[2]	$125,321	—	$125,321
Futures contracts[3]	200,809	—	200,809
Centrally cleared swap contracts[3]	46,305	—	46,305
Forward foreign currency contracts	665,722	—	665,722
Total	$1,038,157	—	$1,038,157

The following table presents by financial instrument, the Portfolio’s derivative liabilities net of the related collateral pledged by the Portfolio at June 30, 2017:

	Gross Amount of Derivative Liabilities in the Statement of Assets and Liabilities[1]	Collateral Pledged[4,5]	Net Amount
Written options	$60,023	$(13,168)	$46,855
Forward foreign currency contracts	516,744	(50,000)	466,744
Total	$576,767	$(63,168)	$513,599

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

[2]	Market value of purchased options is reported in Investments at value in the Statement of Assets and Liabilities.

[3]	Amount represents the current day’s variation margin as reported in the Statement of Assets and Liabilities. It differs from the cumulative appreciation (depreciation) presented in the previous table.

[4]	Gross amounts are not offset in the Statement of Assets and Liabilities.

[5]	In some instances the actual collateral received and/or pledged may be more than the amount shown here due to overcollateral.

5. Class specific expenses, waivers and/or expense reimbursements

The Portfolio has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Portfolio pays service and/or distribution fees with respect to its Class II shares calculated at the annual rate of 0.25% of the average daily net assets of the class. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended June 30, 2017, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class I	—	$274
Class II	$385,993	491
Total	$385,993	$765

Western Asset Core Plus VIT Portfolio 2017 Semi-Annual Report	53

Notes to financial statements (unaudited) (cont’d)

For the six months ended June 30, 2017, waivers and/or expense reimbursements by class were as follows:

Waivers/ Expense Reimbursements
Class I	$12,084
Class II	45,259
Total	$57,343

6. Distributions to shareholders by class

	Six Months Ended June 30, 2017	Year Ended December 31, 2016
Net Investment Income:
Class I	$748,229	$1,628,152
Class II	1,251,780	11,522,030
Total	$2,000,009	$13,150,182

7. Shares of beneficial interest

At June 30, 2017, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Portfolio has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2017		Year Ended December 31, 2016
	Shares	Amount	Shares	Amount
Class I
Shares sold	530,503	$3,048,993	368,457	$2,161,571
Shares issued on reinvestment	128,121	748,229	287,496	1,628,152
Shares repurchased	(819,319)	(4,750,929)	(1,960,238)	(11,388,037)
Net decrease	(160,695)	$(953,707)	(1,304,285)	$(7,598,314)

Class II
Shares sold	8,698,979	$49,858,809	68,251,287	$405,901,908
Shares issued on reinvestment	214,714	1,251,780	2,039,799	11,522,030
Shares repurchased	(87,091,352)	(499,812,634)	(33,717,889)	(199,665,310)
Net increase (decrease)	(78,177,659)	$(448,702,045)	36,573,197	$217,758,628

8. Redemption facility

The Portfolio and certain other participating funds within Legg Mason Partners Income Trust, Legg Mason Partners Institutional Trust, Legg Mason Partners Variable Income Trust, and Master Portfolio Trust (the “Participating Funds”), have available an unsecured revolving credit facility (the “Redemption Facility”) from the lenders and The Bank of New York Mellon (“BNY Mellon”), as administrative agent for the lenders. The Redemption Facility is

54	Western Asset Core Plus VIT Portfolio 2017 Semi-Annual Report

to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of shares. Under the agreement, BNY Mellon provides a 364-day revolving credit facility, in the aggregate amount of $220 million. Unless renewed, the agreement will terminate on November 20, 2017. Any borrowings under the Redemption Facility will bear interest at current market rates as set forth in the credit agreement. The annual commitment fee to maintain the Redemption Facility is 0.10% and is incurred on the unused portion of the facility and is allocated to all Participating Funds pro rata based on net assets. For the six months ended June 30, 2017, the Portfolio incurred a commitment fee in the amount of $3,095. The Portfolio did not utilize the Redemption Facility during the six months ended June 30, 2017.

9. Capital loss carryforward

As of December 31, 2016, the Portfolio had the following net capital loss carryforward remaining:

Year of Expiration	Amount
12/31/2018	$(3,098,143)

This amount will be available to offset any future taxable capital gains, except that under applicable tax rules, deferred capital losses of $5,614,317 which have no expiration date, must be used first to offset any such gains.

10. Recent accounting pronouncement

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, the “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the Portfolio’s financial statements and related disclosures.

Western Asset Core Plus VIT Portfolio 2017 Semi-Annual Report	55

Western Asset

Core Plus VIT Portfolio

Trustees

Elliott J. Berv

Chairman

Jane F. Dasher

Mark T. Finn

Stephen R. Gross

Richard E. Hanson, Jr.

Diana R. Harrington

Susan M. Heilbron

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadvisers

Western Asset Management Company

Western Asset Management Company Limited

Western Asset Management Company Pte. Ltd.

Western Asset Management Company Ltd.

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

KPMG LLP 345 Park Avenue New York, NY 10154

Western Asset Core Plus VIT Portfolio

The Portfolio is a separate investment series of Legg Mason Partners Variable Income Trust, a Maryland statutory trust.

Western Asset Core Plus VIT Portfolio

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Portfolio’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Portfolio’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Portfolio at 1-887-721-1926.

Information on how the Portfolio voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Portfolio uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Portfolio at 1-887-721-1926, (2) at www.leggmason.com/variablefunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Core Plus VIT Portfolio. This report is not authorized for distribution to prospective investors in the Portfolio unless preceded or accompanied by a current prospectus.

Investors should consider the Portfolio’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Portfolio. Please read the prospectus carefully before investing.

www.leggmason.com

© 2017 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com

© 2017 Legg Mason Investor Services, LLC Member FINRA, SIPC

FD04231 8/17 SR17-3128

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Variable Income Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 22, 2017

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	August 22, 2017